                                                      File Number 2-89208

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                     FORM N-4
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment Number
                                        --------               ---

        Post-Effective Amendment Number    21                   X
                                        --------               ---

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Amendment Number ___________

                               VARIABLE FUND D
         -------------------------------------------------------
                         (Exact Name of Registrant)


                      MINNESOTA LIFE INSURANCE COMPANY
          (formerly The Minnesota Mutual Life Insurance Company)
         -------------------------------------------------------
                             (Name of Depositor)

        400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
        --------------------------------------------------------
        (Depositor's Principal Executive Offices)     (Zip Code)

    Depositor's Telephone Number, Including Area Code:  (651) 665-3500

                               Dennis E. Prohofsky
               Executive Vice President, General Counsel and Secretary
                         Minnesota Life Insurance Company
                             400 Robert Street North

                        ST. PAUL, MINNESOTA  55101-2098
         -------------------------------------------------------
                    (Name and Address of Agent for Service)

                                  Copy to:
                           J. Sumner Jones, Esq.
                           Jones & Blouch L.L.P.
                     1025 Thomas Jefferson Street N.W.
                              Suite 410 East
                           Washington, D.C.  20007

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

        immediately upon filing pursuant to paragraph (b) of Rule 485
    ---
     X  on May 1, 2002 pursuant to paragraph (b) of Rule 485
    ---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ---
        on (date) pursuant to paragraph (a)(1) of Rule 485
    ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                     TITLE OF SECURITIES BEING REGISTERED
                          Variable Annuity Contracts

                                        PART A

                         INFORMATION REQUIRED IN A PROSPECTUS

                                   Variable Fund D

                         Cross Reference Sheet to Prospectus



Form N-4

Item Number         Caption in Prospectus
    1.              Cover Page

    2.              Definitions

    3.              Synopsis

    4.              Condensed Financial Information

    5.              General Descriptions

    6.              Contract Deductions

    7.              Description of the Contracts

    8.              Annuity Period

    9.              Death Benefit

   10.              Crediting Accumulation Units

   11.              Withdrawals and Surrender

   12.              Federal Tax Status

   13.              Not applicable

   14.              Table of Contents of the Statement of Additional Information

                                VARIABLE FUND D
    INDIVIDUAL VARIABLE ANNUITY CONTRACT OF MINNESOTA LIFE'S VARIABLE FUND D
                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

This Prospectus describes a Flexible Payment Deferred Variable Annuity Contract and a Single Premium Deferred Variable Annuity Contract offered by Minnesota Life Insurance Company. These contracts may be used in connection with certain retirement plans including

    -  Employer pension or profit-sharing plans qualified under
       Section 401(a) or 403(b) of the Internal Revenue Code ("Code")

    -  H.R. 10 or Keogh plans

    - Annuity purchase plans adopted by public school systems and certain tax exempt organizations pursuant to Section 403(b) of the Code

    -  Individual retirement annuity plans adopted by individuals under
       Section 408 of the Code and

    -  State deferred compensation plans described in Section 457 of the Code

Your contract values will be invested in our General Account or Variable Fund D according to your instructions. Variable Fund D invests in shares of the Advantus Series Fund, Inc. Purchase payments in the General Account receive interest and principal guarantees. Purchase payments in Variable Fund D are invested in one or more Portfolios of Advantus Series Fund, Inc. and do not receive any principal or interest guarantees.

This Prospectus describes only the variable aspects of the contracts, except where fixed aspects are specifically mentioned. You may look to your contract language for descriptions of the fixed portion of the contracts.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this Prospectus.

  THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS OF THE
                           ADVANTUS SERIES FUND, INC.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and the Statement of Additional Information is: May 1, 2002



F. 30742 Rev. 5-2002

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND, IF GIVEN OR MADE, SHOULD NOT BE RELIED UPON.

TABLE OF CONTENTS


SPECIAL TERMS                                                                  1



SYNOPSIS                                                                       2



EXPENSE TABLE                                                                  5



CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS                      16



GENERAL DESCRIPTIONS                                                          16



CONTRACT DEDUCTIONS                                                           18


      Sales Charges                                                           18


      Premium Taxes                                                           19


      Investment Management                                                   20


      Mortality and Expense Risks                                             20


      Portfolio Charges                                                       21


      Expenses                                                                21


      Other Expenses                                                          21



DESCRIPTION OF THE CONTRACTS                                                  21



VOTING RIGHTS                                                                 23



ANNUITY PERIOD                                                                24



DEATH BENEFIT                                                                 27



CREDITING ACCUMULATION UNITS                                                  28



WITHDRAWALS AND SURRENDER                                                     32



DISTRIBUTION                                                                  33



FEDERAL TAX STATUS                                                            34



PERFORMANCE DATA                                                              40



STATEMENT OF ADDITIONAL INFORMATION                                           40


APPENDIX A -- CONDENSED FINANCIAL INFORMATION                                A-1

APPENDIX B -- TYPES OF QUALIFIED PLANS                                       B-1

SPECIAL TERMS


As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a contract in the General Account and in Variable Fund D.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for Variable Fund D, namely, Advantus Series Fund, Inc. and its Portfolios.

GENERAL ACCOUNT: all of our assets other than those in Variable Fund D or in other separate accounts established by us.

PARTICIPANT: a person for whom an interest is maintained under a group annuity contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a contract.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of Variable Fund D.

VARIABLE FUND D: a separate investment account called Variable Fund D, where the investment experience of its assets is kept separate from our other assets. This separate account has several sub-accounts.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

THIS SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT
FEATURES OF THE VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS
PROSPECTUS.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant". These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments of a guaranteed amount is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the begining of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT TYPE OF CONTRACT IS OFFERED BY THIS PROSPECTUS?


Two types of variable annuity contracts are offered, a flexible payment deferred variable annuity contract (FlexAnnuity Plus) and a single payment deferred variable annuity (InvestAnnuity Plus). Both provide for monthly annuity payments which begin either immediately or at a future date you specify. According to your instructions we allocate your purchase payments to the General Account, where they receive principal and interest guarantees, or to Variable Fund D. Variable Fund D invests in one or more portfolios of Advantus Series Fund, Inc. which do not receive principal or interest guarantees.


WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to Variable Fund D are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of Advantus Series Fund, Inc. are:

      Growth Portfolio
      Bond Portfolio
      Money Market Portfolio
      Asset Allocation Portfolio
      Mortgage Securities Portfolio
      Index 500 Portfolio
      Small Company Growth Portfolio

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for the Fund attached to this Prospectus. You should carefully read the Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO(S) THAT YOU SELECT?


Yes. You can change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value between and among the Portfolios and General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. There is currently no charge for transfers, however we reserve the right to impose such a charge in the future.


ARE THERE PURCHASE PAYMENT LIMITATIONS?

Yes. The minimum purchase payment for a Single Payment Deferred Variable Annuity Contract is $5,000 and may not exceed $250,000 without our consent. The minimum purchase payment for the Flexible Payment Deferred Annuity Contract is $25.00. We currently waive the minimum for the Flexible Payment Deferred Annuity Contract.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

We deduct a daily charge equal to an annual rate of .795% of the net asset value of Variable Fund D for our mortality and expense risk guarantees. To the extent that the charge exceeds .795%, we will make a reimbursement to Variable Fund D contracts.


Under the Flexible Payment Deferred Variable Annuity Contract a deferred sales charge of up to 9.0% of purchase payments may apply if you make partial withdrawals or surrender your contract within 10 or fewer years after your last purchase payment. Under the Single Payment Deferred Immediate Annuity Contract a deferred sales charge of up to 6.0% of the purchase payment may apply if you make partial withdrawals or surrender your contract within 10 or fewer years after your last purchase payment. A portion of the sales charge may be used to pay distribution expenses. The principal underwriter may pay an amount not to exceed 6% of the purchase payments received for the Flexible Payment Deferred Variable Annuity Contracts; or, 3.75% for the Single Payment Deferred Variable Annuity Contracts.


Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses of the Portfolios range from .42% to .97% of average daily net assets of the Portfolio on an annual basis. To the extent total expense of Growth Portfolio exceeds ..265%, Minnesota Life will make a reimbursement to Variable Fund D contracts.


We reserve the right to assess a $100 fee to cover administrative expenses if you choose to exchange your contract for another of our variable annuity contracts.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. Subject to limitations imposed by the retirement plan or program, you may make withdrawals of the accumulation value of your contract before an annuity begins. Your requests for partial withdrawals must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the contract owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL YOUR CONTRACT?

Yes. You may cancel your contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE CONTRACT OWNER OR ANNUITANT DIES?


If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary named in the contract application. The death benefit payable to the beneficiary upon the death of the contract owner during the accumulation period is equal to the accumulation value. If the annuitant dies after annuity payments have begin, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is not a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments. The accumulation value will be determined as of the valuation date coincident with or next following the date we receive proof of death at our home office.


WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are

    -  a life annuity

    - a life annuity with a period certain of either 120 months, 180 months or 240 months

    -  a joint and last survivor annuity

    -  a period certain annuity

Each annuity option may be elected as either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Fund held for their contracts where shareholder approval is required by law in the affairs of the Fund.

EXPENSE TABLE

The following contract expense information is intended to illustrate the expense of Variable Fund D variable annuity contracts. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of     6% decreasing uniformly by .05% for each
  amount surrendered or withdrawn)          of the first 120 months from the contract
                                            date

SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                      (.435)%
Mortality and Expense Risk Fees                               .795%
Other Expense Reimbursement                                  (.050)%
                                                             -----
Total Sub-Account Annual Expenses                             .310%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)

Growth Portfolio
Investment Management Fees                                    .450%
Distribution Expenses                                         .250%
Other Expenses                                                .050%
                                                             -----
Total Growth Portfolio Annual Expenses                        .750%
                                                             =====

EXAMPLE--For contracts using the Growth Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $61        $76        $91        $129
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $11        $34        $58        $129
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $11        $34        $58        $129

SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)


Bond Portfolio
Investment Management Fees                                    .300%
Distribution Expenses                                         .250%
Other Expenses                                                .050%
                                                             -----
Total Bond Portfolio Annual Expenses                          .600%
                                                             =====


EXAMPLE--For contracts using the Bond Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $65        $86        $119       $167
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $44        $ 76       $167
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $44        $ 76       $167


SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Money Market Portfolio)


Money Market Portfolio
Investment Management Fees                                    .250%
Distribution Expenses                                         .250%
Other Expenses                                                .070%
                                                             -----
Total Money Market Portfolio Annual Expenses                  .570%
                                                             =====

EXAMPLE--For contracts using the Money Market Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $64        $85        $107       $164
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $43        $ 75       $164
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $43        $ 75       $164


SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Asset Allocation Portfolio)


Asset Allocation Portfolio
Investment Management Fees                                    .350%
Distribution Expenses                                         .250%
Other Expenses                                                .040%
                                                             -----
Total Asset Allocation Portfolio Annual Expenses              .640%
                                                             =====


EXAMPLE--For contracts using the Asset Allocation Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $65        $87        $111       $172
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $45        $ 78       $172
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $45        $ 78       $172

SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Mortgage Securities Portfolio)


Mortgage Securities Portfolio
Investment Management Fees                                    .300%
Distribution Expenses                                         .250%
Other Expenses                                                .060%
                                                             -----
Total Mortgage Securities Portfolio Annual Expenses           .610%
                                                             =====


EXAMPLE--For contracts using the Mortgage Securities Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $65        $86        $109       $169
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $44        $ 77       $169
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $44        $ 77       $169


SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Index 500 Portfolio)


Index 500 Portfolio
Investment Management Fees                                    .120%
Distribution Expenses                                         .250%
Other Expenses                                                .050%
                                                             -----
Total Index 500 Portfolio Annual Expenses                     .420%
                                                             =====

EXAMPLE--For contracts using the Index 500 Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $63        $81        $ 99       $147
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $12        $39        $ 67       $147
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $12        $39        $ 67       $147


SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY GROWTH SUB-ACCOUNT (as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Small Company Growth Portfolio)

Small Company Growth Portfolio
Investment Management Fees                                    .650%
Distribution Expenses                                         .250%
Other Expenses                                                .070%
                                                             -----
Total Small Company Growth Portfolio Annual Expenses          .970%
                                                             =====

EXAMPLE--For contracts using the Small Company Growth Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $68        $97        $127       $208
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $18        $56        $ 96       $208
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $18        $56        $ 96       $208

INDIVIDUAL FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of     9% decreasing uniformly by .075% for each
  amount surrendered or withdrawn)          of the first 120 months from the contract
                                            date

SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                      (.435)%
Mortality and Expense Risk Fees                               .795%
Other Expense Reimbursement                                  (.050)%
                                                             -----
Total Sub-Account Annual Expenses                             .310%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)

Growth Portfolio
Investment Management Fees                                    .450%
Distribution Fees                                             .250%
Other Expenses                                                .050%
                                                             -----
Total Growth Portfolio Annual Expenses                        .750%
                                                             =====

EXAMPLE--For contracts using the Growth Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $87        $97        $108       $129
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $11        $34        $ 58       $129
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $11        $34        $ 58       $129

SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)


Bond Portfolio
Investment Management Fees                                    .300%
Distribution Expenses                                         .250%
Other Expenses                                                .050%
                                                             -----
Total Bond Portfolio Annual Expenses                          .600%
                                                             =====


EXAMPLE--For contracts using the Bond Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $90        $107       $125       $167
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $ 44       $ 76       $167
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $ 44       $ 76       $167

SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Money Market Portfolio)


Money Market Portfolio
Investment Management Fees                                    .250%
Distribution Expenses                                         .250%
Other Expenses                                                .070%
                                                             -----
Total Money Market Portfolio Annual Expenses                  .570%
                                                             =====


EXAMPLE--For contracts using the Money Market Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $89        $106       $123       $164
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $ 43       $ 75       $164
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $ 43       $ 75       $164


SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Asset Allocation Portfolio)


Asset Allocation Portfolio
Investment Management Fees                                    .350%
Distribution Expenses                                         .250%
Other Expenses                                                .040%
                                                             -----
Total Asset Allocation Portfolio Annual Expenses              .640%
                                                             =====

EXAMPLE--For contracts using the Asset Allocation Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $90        $108       $127       $172
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $ 45       $ 78       $172
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $15        $ 45       $ 78       $172


SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Mortgage Securities Portfolio)


Mortgage Securities Portfolio
Investment Management Fees                                    .300%
Distribution Expenses                                         .250%
Other Expenses                                                .060%
                                                             -----
Total Mortgage Securities Portfolio Annual Expenses           .610%
                                                             =====


EXAMPLE--For contracts using the Mortgage Securities Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $90        $108       $125       $169
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $ 44       $ 77       $169
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $14        $ 44       $ 77       $169

SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Index 500 Portfolio)


Index 500 Portfolio
Investment Management Fees                                    .120%
Distribution Expenses                                         .250%
Other Expenses                                                .050%
                                                             -----
Total Index 500 Portfolio Annual Expenses                     .420%
                                                             =====


EXAMPLE--For contracts using the Index 500 Portfolio:


                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $88        $102       $116       $147
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $12        $ 39       $ 67       $147
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $12        $ 39       $ 67       $147


SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY GROWTH SUB-ACCOUNT (as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                               .795%
                                                             -----
Total Sub-Account Annual Expenses                             .795%
                                                             =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Small Company Growth Portfolio)

Small Company Growth Portfolio
Investment Management Fees                                    .650%
Distribution Expenses                                         .250%
Other Expenses                                                .070%
                                                             -----
Total Small Company Growth Portfolio Annual Expenses          .970%
                                                             =====

EXAMPLE--For contracts using the Small Company Growth Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $93        $118       $143       $208
If you annuitize at the end of the applicable time
  period:*
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $18        $ 56       $ 96       $208
If you do NOT surrender your contract:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $18        $ 56       $ 96       $208

* Annuitization for this purpose means the election of an Annuity Option under which benefits are expected to continue for a period of at least five years.

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. In addition, Variable Fund D amounts in the Growth Portfolio are shown after the reimbursement (which is made to the Separate Account Sub-Account for management fees). For additional information on this reimbursement, see the section captioned Investment Management in this Prospectus.

These examples should not be considered a representation of past or future experience. Actual expenses may be greater or lesser than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in "Appendix A -- Condensed Financial Information". The complete financial statements of Variable Fund D and Minnesota Life Insurance Company are included in the Statement of Additional Information.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141 internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE FUND D

We established Variable Fund D on October 16, 1967 in accordance with Minnesota Law. Variable Fund D was registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The separate account meets the definition of a separate account under the federal securities laws.

The assets of Variable Fund D shall not be chargeable with liabilities arising out of any other business which Minnesota Life may conduct, but shall be held and applied exclusively for the benefit of the holders of those variable annuity contracts for which Variable Fund D was established. The investment performance of Variable Fund D is entirely independent of both the investment performance of our general account and of any other separate account which we may have established or may later establish. All obligations under the contracts are our general corporate obligations.

Variable Fund D was reorganized in 1990 as a unit investment trust. Variable Fund D transferred all of its assets to the Growth Portfolio of the Advantus Series Fund, Inc. in exchange for shares of that Portfolio. As part of that Reorganization it now consists of sub-accounts, each investing its assets solely in the shares of one of the Series Fund Portfolios. The Series Fund has a number of Portfolios which are not available to Variable Fund D. Registration with the Securities and Exchange Commission (the "Commission") does not involve supervision of the management or investment policies or practices of Variable Fund D by the Commission.

C. ADVANTUS SERIES FUND, INC.


The Advantus Series Fund, Inc. ("Series Fund") is a mutual fund advised by Advantus Capital. Advantus Capital is a wholly-owned subsidiary of Securian Financial Group, Inc. Advantus Capital has retained Credit Suisse Asset Management, LLC to sub-advise the Small Company Growth Portfolio.


A prospectus for the Series Fund is attached to this Prospectus. You should carefully read the prospectuses before investing in the Contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of Variable Fund D. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in Variable Fund D and we reserve the right to add, combine or remove any sub-accounts of Variable Fund D. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. Similar considerations will be used by us should there be a determination to eliminate one or more of the sub-accounts of Variable Fund D. The addition of any investment option will be made available to existing contract owners on such basis as may be determined by us.

We also reserve the right, when permitted by law, to de-register Variable
Fund D under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine Variable Fund D with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT DEDUCTIONS

SALES CHARGES

No sales charge is deducted from the purchase payments for these contracts. However, a deferred sales charge, may apply in certain circumstances.

A deferred sales charge is made on contract withdrawals or surrenders during the first ten contract years, measured from the issue date of the contract. If annuity payments commence during the first ten contract years, the deferred sales charge may be assessed against the amount applied to provide the annuity. The amount of any deferred sales charge applicable to a particular transaction is deducted from the accumulation value.

Under the Flexible Payment Deferred Variable Annuity Contract the amount of the deferred sales charge as a percentage of the amount surrendered, withdrawn, or applied to provide an annuity at the end of each contract year is as shown in Table 1. The percentages decrease uniformly by .075% for each of the first 120 months from the contract date. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments.

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
                      TABLE 1
---------------------------------------------------
   BEGINNING OF CONTRACT YEAR           CHARGE
---------------------------------   ---------------
                1                         9.0%
                2                         8.1
                3                         7.2
                4                         6.3
                5                         5.4
                6                         4.5
                7                         3.6
                8                         2.7
                9                         1.8
               10                         0.9
               11                           0

Under the Single Payment Deferred Variable Annuity Contract the amount of the deferred sales charge as a percentage of the amount surrendered, withdrawn, or applied to provide an annuity at the end of each contract year is as shown in Table 2. The percentages decrease uniformly by

..05% for each of the first 120 months from the contract date. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments.

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
                     TABLE 2
-------------------------------------------------
   BEGINNING OF CONTRACT YEAR          CHARGE
--------------------------------   --------------
                1                        6.0%
                2                        5.4
                3                        4.8
                4                        4.2
                5                        3.6
                6                        3.0
                7                        2.4
                8                        1.8
                9                        1.2
               10                        0.6
               11                          0

Under both contracts, if a withdrawal is made where the sum of all withdrawals in that calendar year is equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply. If the sum of the withdrawals exceeds that amount, the deferred sales charge will apply only to the amount of the excess. Similarly, if the contract is surrendered, the deferred sales charge will apply only to the extent that the amount surrendered, when coupled with any withdrawals during the year, exceeds 10% of the accumulation value at the end of the previous calendar year.

Under current practices, we will allow withdrawals during the first calendar year to be made without the imposition of a deferred sales charge so long as withdrawals during the balance of the first calendar year do not exceed 10% of the purchase payments applied to the contract during that first calendar year.

A deferred sales charge will apply on contracts in the contract years shown except in the event of the death of the annuitant or on an election of an annuity payment option which provides for benefits which are expected to continue for a period of at least five years. In addition, we will waive the deferred sales charge on certain amounts of a contract's accumulation value which is applied to the purchase of an Adjustable Income Annuity, which is an immediate variable annuity contracts, issued by us (please see the Adjustable Income Annuity prospectus for details). We will also waive the sales charge on amounts withdrawn because of an excess contribution to a tax-qualified contract (including for example individual retirement annuities).

To the extent that sales charges are insufficient to recover sales expenses, we will pay sales expenses from our other assets or surplus. These assets may include proceeds from the mortality and expense risk charges described below.

PREMIUM TAXES

Deductions for any applicable premium taxes may be made from each purchase payment (currently such premium taxes range from 0.0% to 3.5%) depending upon the applicable law.

INVESTMENT MANAGEMENT


Under contracts funded by Variable Fund D, all costs of operating Variable
Fund D as an investment management company originally were covered by an investment management fee of .265% of contract or account values on an annual basis. Variable Fund D is now a unit investment trust rather than a managed investment company, and therefore that investment management fee no longer will be paid. However, contract values that are allocated to sub-accounts of Variable Fund D will be invested in Series Fund Portfolios that do pay investment advisory fees (at a rate of .45%, on an annual basis, for the Growth Portfolio and .30%, .25%, .35%, .30%, .12%, and .65% for the Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, and Small Company Growth Portfolios, respectively) and do incur other operating expenses.


To ensure that Contract Owners and Participants continue to get at least what they originally expected under their contracts, we have agreed that, each valuation period, in calculating the net investment factor for the Growth Sub-Account of Variable Fund D, we will make adjustments that have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee paid and the operating expenses incurred by the Growth Portfolio of the Series Fund over the former .265% investment management fee. Accordingly, to the extent that the contract or account values continue to be allocated to the sub-account that, in effect, continues Variable Fund D investment objective when it was operating as a management investment company, there will be no change in the level of charges for the provision of investment management services. In calculating the net investment factor for the other sub-accounts of Variable Fund D, we will not make adjustments or reimburse the excess of the investment advisory fees and the operating expenses incurred through indirect investment in the Series Fund Portfolios and the former .265% investment management fee. To the extent that a Contract Owner or Participant chooses to take advantage of Variable Fund D sub-accounts other than the Growth Sub-Account, you will incur additional expenses.

MORTALITY AND EXPENSE RISKS

We assume the mortality risk under the contract by our obligation to continue to make monthly annuity payments, to each annuitant regardless of how long you live and regardless of how long all annuitants as a group live. Thus, neither an annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments an annuitant will receive under the contract.

We assume an expense risk by assuming the risk that deductions provided for in the contracts for expenses may be insufficient to cover the actual expenses incurred.

To the extent that sales charges are insufficient to recover sales expenses, we will pay sales expenses from our other assets or surplus. These assets may include proceeds from the mortality and expense risks charge described below.

For assuming these risks, we currently make a deduction from Variable Fund D at an annual rate of .1325% for the mortality risk and .6625% for the expense risk. These deductions may be increased or decreased by resolution of the Board of Directors of Minnesota Life, but not more often than annually. In no event will the combined deductions exceed the amount of the present deduction of .795% per annum. If the sum of such deductions is insufficient to cover the risks assumed, the loss will fall on us. Conversely, if the deductions provide more than sufficient, any excess will be profit to us.

PORTFOLIO CHARGES

Each of the portfolios pays investment advisory and other expenses. A full discussion of those charges may be found in the attached prospectus for the Portfolios.

EXPENSES

Variable Fund D has no expenses which are not covered by the deductions listed above. We perform all the administrative functions relative to the contracts. We also bear all expenses associated with the administration of the contracts. These include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and auditing fees.

OTHER EXPENSES

The underlying Portfolios also bear certain expenses. See the Advantus Series Fund, Inc. prospectus for more information.

DESCRIPTION OF THE CONTRACTS

DESCRIPTION

The following material is intended to provide a general description of contract terms. In the event that there are questions concerning the contracts which are not discussed or should you desire additional information, inquiries may be addressed to us at: Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

1. Types of Contracts

Minnesota Life continuously offers two types of variable annuity contracts pursuant to this Prospectus:

    (a) Single Payment Deferred Variable Annuity.

       This type of contract may be used in connection with a qualified pension or profit sharing plan under which plan contributions have been accumulating in a trust fund. It may also be used in connection with a qualified plan which has previously been funded with insurance contracts or fixed annuity contracts issued by us. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year. The contract may also be used to provide fixed annuity or variable annuity payments under the state deferred compensation plans or individual retirement annuity programs.

    (b) Flexible Payment Deferred Variable Annuity.

       This type of contract may be used in connection with all types of qualified plans, state deferred compensation plans or with individual retirement annuities adopted by or on behalf of individuals. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to the contract owner named in the application. The contract owner may be the annuitant or someone else; however, once the contract owner has been named in the application the ownership of the contract may not be changed.

3. Right of Revocation

The contract owner should read the contract carefully as soon as it is received. The contract owner may revoke the purchase of a contract within ten days after its delivery, for any reason, on notice to us at 400 Robert Street North, St. Paul, Minnesota, of an intention to revoke. If the contract is revoked and returned, we will refund the greater of (a) the accumulation value of the contract or (b) the amount of purchase payments paid under the contract. Payment of the requested refund will be made to the purchaser within seven days after we receive notice of cancellation.

In some states, such as California, the free look period is extended to thirty days' time for contracts issued or delivered. These rights are subject to change, and may vary among other states.

The liability of Variable Fund D under the foregoing is limited to the accumulation value of any contract at the time it is returned for cancellation. Any additional amounts necessary to make the refund to the contract owner equal to the purchase payments will be made by us.

4. Annuity Payments

Variable annuity payments are determined on the basis of:

    - the mortality table specified in the contract, which reflects the age of the annuitant,

    -  the type of annuity payment option selected, and

    -  the investment performance of Variable Fund D.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will reflect investment gains and losses and investment income of Variable Fund D. Thus the annuity payments will vary with the investment experience of the assets of Variable Fund D.

5. Modification of the Contract

The contract may be modified at any time by written agreement between Minnesota Life and the contract owner.

6. Assignment

The contract may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

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7. Limitations on Purchase Payments

The minimum purchase payment for the Single Payment Deferred Variable Annuity Contract must be at least $5,000. It may not exceed $250,000 except with our prior consent.

The minimum periodic purchase payment which may be made under a Flexible Payment Deferred Variable Annuity Contract is $25. Currently, we are waiving this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

8. Contract Settlement

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in Variable Fund D or to fairly determine the value of the assets of Variable Fund D; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

9. Participation

The contract is nonparticipating. Contracts issued prior to October 1, 1998, were participating.

No assurances can be given as to the amounts, if any, that will be distributed under participating contracts in the future. When we make any distribution, it may take the form of additional payments to annuitant or the crediting of additional accumulation units. We do not anticipate making dividend payments under these contracts.

VOTING RIGHTS

The Series Fund shares held in Variable Fund D will be voted by us. Shares will be voted by us in accordance with instructions received from contract owners with voting interests in each sub-account of Variable Fund D. In the event no instructions are received from a contract owner, we will vote such shares of the Series Fund in the same proportion as shares of the Series Fund for which instructions have been received from contract owners with voting interests in each sub-account of Variable Fund D. In the event no instructions are received from a contract owner, with respect to shares of a Portfolio held by a sub-account, we will vote such shares of the Portfolio and shares not attributable to contracts in the same proportion as shares of the Portfolio held by such sub-account for which instructions have been received. The number of votes which are available to a contract owner will be calculated separately for each sub-account of Variable Fund D. If, however, the Investment Company Act of 1940 or any regulation under that Act should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

                                                                         PAGE 23
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During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account.

During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each contract owner or annuitant of a Series Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

ANNUITY PERIOD

1. Electing the Retirement Date and Form of Annuity

The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed dollar annuity basis, or a combination thereof. Other annuity options may be available on request.

While the contracts require that notice of election to begin variable annuity payments must be received by us at least thirty days prior to the annuity commencement date, we are currently waiving that requirement for such annuity elections received at least two valuation days prior to the fifteenth of the month. We reserve the right to enforce the thirty day notice requirement at our option at anytime in the future.

Fixed annuity payments are always made as of the first day of a month. The contracts require that the notice of election to begin fixed annuity payments must be received by us at least thirty days prior to the annuity commencement date. However, we are currently waiving this requirement.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coincident with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.

If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.

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If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.

If an election has not been made otherwise, and the plan does not specify to the contrary, the annuitant's retirement date shall be the first day of the calendar month next following his or her 65th birthday, and the annuity option shall be Option 2A, a life annuity with a period certain of 120 months. In this event, a fixed annuity will be provided by any general account accumulation value and a variable annuity will be provided by any Variable Fund D accumulation value. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the value of the contract which would otherwise have been applied to provide annuity payments.

The contracts permit annuity payments to begin on the first day of any month after the 50th birthday and before the 75th birthday of the annuitant. Minnesota Life is currently waiving this limitation.

Except for Option 4, once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof.

The mortality and expense risks charge continues to be deducted throughout the annuity period under each of the available annuity options, including Option 4, under which there is no mortality risk to us.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

2. Optional Annuity Forms

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum amount of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

                                                                         PAGE 25
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OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A),
180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain; or if the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a Period Certain of from 3 to 15 years, as elected. If the annuitant dies before payments have been made for the Period Certain elected, payments will continue to the beneficiary during the remainder of such Period Certain. At any time during the payment period, the payee may elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

3. Value of the Annuity Unit

The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of:

    -  .997137, and

    - the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (.997137 is a factor to neutralize the assumed net investment rate, discussed in Section 4 below, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead.)

The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

4. Determination of Amount of First Monthly Annuity Payment

Under the contracts described in this Prospectus, the first monthly annuity payment is determined by the value of the contract at retirement. In addition, a number of states do, however, impose a premium tax on the amount used to purchase annuity benefits, depending on the type of plan involved. These taxes, where applicable, currently range from 0.0% to 3.5% and are deducted from the contract value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

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When annuity payments commence, the value of the contract is determined as the product of (a) the number of accumulation units credited to the contract, and
(b) the value of an accumulation unit.

The contracts contain tables indicating the dollar amount of the first monthly payment under each optional annuity form for each $1,000 of value applied. The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. If, when annuity payments are elected, we are using tables of annuity rates for these contracts which result in larger annuity payments, we will use those tables instead.

A formula for determining the adjusted age is contained in the contract. The tables are determined from the Progressive Annuity Table with interest at the rate of 3.5% per annum, assuming births in the year 1900 and subtracting six years from your age when applying it to the rates. The total first monthly annuity payment is determined by multiplying the number of thousands of dollars of value applied (less any applicable premium taxes not previously deducted) by the amount of the first monthly payment per $1,000 of value from the tables in the contract. The 3.5% interest rate assumed in the annuity tables would produce level annuity payments if the net investment rate remained constant at 3.5% per year.

Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 3.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

5. Amount of Second and Subsequent Monthly Annuity Payments

The amount of the first monthly annuity payment, determined as described above, is divided by the then current annuity unit value on the date of the first payment to determine the number of annuity units represented by the first payment. This number of annuity units remains constant during the period of annuity payments, and in each subsequent month, the dollar amount of the annuity payment is determined by multiplying this constant number of annuity units by the then current value of an annuity unit.

The Statement of Additional Information contains an illustration of the calculation of annuity unit values and of a variable annuity payment showing the method used for the calculation of both the initial and subsequent payments.

DEATH BENEFIT

If the contract owner dies before annuity payments have started, we will pay the accumulation value of the contract to the named beneficiary. The accumulation value will be determined as of the valuation date coincident with or next following the date that we receive proof of death at our home office. Death proceeds will be paid in a single sum to the beneficiary designated by the contract owner, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive proof of death and return of the contract. Except as noted below, the entire interest in the contract must be distributed within five years of the contract owner's death. If the annuitant dies after annuity payments have begun, we will pay to the beneficiary any death benefit provided by the annuity option selected. The person selected by

                                                                         PAGE 27
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the contract owner as the beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the contract beneficiary prior to the annuity commencement date.

If the contract owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the contract owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the contract owner's death. If there is no designated beneficiary, then the entire interest in the contract must be distributed within five years after the contract owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of the contract is payable to a designated beneficiary who is the contract owner's surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of the spouse's death. Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust or other entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

The beneficiary will be the person or persons named in the contract application unless the contract owner subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in your last change of beneficiary request. The contract owner's written request to change the beneficiary will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date the contract owner signed the request. However, if the annuitant or the contract owner dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

CREDITING ACCUMULATION UNITS

During the accumulation period - the period before the commencement of annuity payments - the purchase payment (on receipt of a completed application or subsequently) is credited on the valuation date coincident with or next following the date such purchase payment is received. If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date

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a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit. The value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund.

We will determine the value of accumulation units on each day on which the Portfolios of the Series Fund are valued. The net asset value of the Series Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

    - days on which changes in the value of such Series Fund's portfolio securities will not materially affect the current net asset value of such Series Fund's shares,

    - days during which no such Series Fund's shares are tendered for redemption and no order to purchase or sell such Series Fund's shares is received by such Series Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units will be determined daily, and such determinations will be applicable to all purchase payments received by us at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received subsequent to the close of business of the Exchange on that day will be the value determined as of the close of business on the next day the Exchange is open for trading.

In determining the value of the Series Fund on a valuation date, each security traded on a national securities exchange is valued at the last reported sale price on that date, as of the close of trading on the New York Stock Exchange. If there has been no sale on such day, then the security is valued at the last reported bid price on that day. Any security not traded on a securities exchange, but traded in the over-the-counter market, is valued at the last quoted bid price. Any securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Series Fund Board of Directors.

In addition to providing for the allocation of purchase payments to the sub-accounts of Variable Fund D, the contracts also provide for allocation of purchase payments to our General Account for accumulation at a guaranteed interest rate. Purchase payments received without allocation instructions will be allocated to the General Account.

                                                                         PAGE 29
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TRANSFER OF VALUES


Values under the contract may be transferred between the General Account and Variable Fund D or among the sub-accounts of Variable Fund D. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer, or via our internet Service Center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. No deferred sales charge will be imposed on such transfers. While the contracts currently provide that transfer amounts must be of an amount not less than $250, we are currently waiving this restriction.


The contracts permit us to limit the frequency and amount of transfers from the General Account to Variable Fund D sub-accounts. Currently, except as provided below, we limit the frequency of such transfers to a single such transfer during any calendar year and the amount of such transfers to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer.

There are three situations which are exceptions to the above restriction.

    - The first is for new contracts where purchase payments are allocated to the General Account because of the absence of initial allocation instructions. In this situation, contract owners may make a single transfer of any amount from the General Account.

    - The second situation is where the contract owner has established a systematic transfer arrangement with us. The contract owner may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. For transfers of a specified amount from the General Account the maximum initial amount that may be transferred may not exceed 10% of the current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments, made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the General Account accumulation value at the time of transfer. The third situation is in the case where the General Account accumulation value is $1000 of less. In that case, we will allow a one-time transfer of the entire accumulation value from the General Account to Variable Fund D sub-accounts.

    - The third situation is in the case where the General Account accumulation value is $1000 or less. In that case, we will allow a one-time transfer of the entire accumulation value from the General Account to Variable Fund D sub-accounts. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners of changes affecting their election.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

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We require contractowners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values in the General Account nor is it available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- any transfer method(s). The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contact either us or your registered representative via Internet e-mail. Please remember that an email is not a valid substitute for a written request that requires your signature.

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts were required. Therefore, the General Account is not described here.

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VALUE OF THE CONTRACT

The value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner and, where applicable, each participant will be advised periodically of the number of accumulation units credited to the contract or to the participant's individual account, the current value of an accumulation unit, and the total value of the contract or the individual account.

ACCUMULATION UNIT VALUE

The value of an accumulation unit was set at $1.000000 on the first valuation date of Variable Fund D. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR

The separate account net investment factor describes the investment performance of a sub-account of Variable Fund D. It is for the period from one valuation period to the next. For any such sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period less a deduction for the mortality and expense risk charge at the rate of .795%. The net investment factor for the sub-account holding shares of the Growth Portfolio of the Series Fund shall be adjusted by us. It will be adjusted so that on an annual basis the expenses, including the investment advisory fee, of that Portfolio, as a percentage of the average net assets of such Portfolio, do not exceed .265% per annum. For purposes of this computation, "expenses" shall be determined on the basis of generally accepted accounting principles applicable to registered investment companies. However, they shall exclude any expenses of the Growth Portfolio which are reimbursed by us or any other person, any interest expense or amortization of debt discount or any income tax expense.

The gross investment rate is equal to: (1) the net asset value per share of a fund share held in a sub-account of the separate account determined at the end of the current valuation period; plus (2) the per share amount of any dividend or capital gain distribution by such fund if the "ex-dividend" date occurs during the current valuation period; divided by (3) the net asset value per share of that fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

WITHDRAWALS AND SURRENDER

Under both contracts, partial withdrawals may be made by the contract owner from the contract for cash amounts of at least $250. In this event, the accumulation value will be reduced by the amount of the withdrawal and the applicable deferred sales charge. In the absence of instruction to the contrary, withdrawals will be first made from the general account accumulation value and then from the separate account accumulation value. Any amounts withdrawn from the contract may also be reduced by any applicable state premium taxes not previously deducted from purchase payments. We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code. We will also waive the applicable dollar amount limitation on withdrawals due to excess contributions, to a qualified contract.

The contracts provide that prior to the commencement of annuity payments, the contract owner may elect to surrender the contract and receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender. The deferred sales charge will apply if the surrender takes place in the first ten contract years. The sales charge will be applied to the extent that amounts payable on surrender exceed 10% of the accumulation value at the end of the previous calendar year, less any partial withdrawals during the current calendar year.

Under any contract, once annuity payments have commenced for an annuitant under Options 1, 2 or 3 of the optional annuity forms, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of payees and beneficiaries subsequent to the annuity commencement date, see heading "Optional Annuity Forms".

Contract owners may also submit their signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is
(651) 665-7942, ATTN: U of M Plan Services. Transfer instructions or changes as to future allocations of premium payments may be communicated to us by the same means. There are risks associated with not requiring original signatures in order to disburse contractholder monies.

The surrender of a contract or a partial withdrawal thereunder may result in a credit against our premium tax liability. In such event, we will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which our premium tax liability is reduced, or
(2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon any such surrender or withdrawal any such payment will be made, since applicable tax laws at the time of surrender or withdrawal would be determinative.

DISTRIBUTION


The contracts will be sold by Minnesota Life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as the principal underwriter of the contract and is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities
Dealers, Inc.


Commissions to dealers, paid in connection with the sale of the contracts, may not exceed an amount which is equal to 6% of the purchase payments received for the Flexible Payment Deferred Variable Annuity Contracts and 3.75% for the Single Payment Deferred Variable Annuity Contracts.

In addition, Securian Financial or Minnesota Life will pay credits which allow registered representatives (Agents) who are responsible for sales of the contracts to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us.

FEDERAL TAX STATUS


INTRODUCTION



Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.



THE COMPANY'S TAX STATUS



We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of Variable Fund D form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by Variable Fund D or on capital gains arising from Variable Fund D's activities. Variable Fund D is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.



TAXATION OF ANNUITY CONTRACTS IN GENERAL



Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.



There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.



DIVERSIFICATION REQUIREMENTS



Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of Variable Fund D to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.



Variable Fund D, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which Variable Fund D owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of Variable Fund D to be deemed to be "adequately diversified".



OWNERSHIP TREATMENT



Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.



Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of Variable Fund D. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of Variable Fund D.



TAXATION OF PARTIAL AND FULL WITHDRAWALS



For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.



In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.



TAXATION OF ANNUITY PAYMENTS



The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.



TAXATION OF DEATH BENEFIT PROCEEDS



Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.



PENALTY TAX ON PREMATURE DISTRIBUTIONS



The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:



    -  where the taxpayer is 59 1/2 or older,



    -  where payment is made on account of the taxpayer's disability, or



    -  where payment is made by reason of the death of the owner, and



    -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.



For some types of qualified plans, other tax penalties may apply to certain distributions.



AGGREGATION OF CONTRACTS



For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.



ASSIGNMENT OR PLEDGES



A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.



REQUIRED DISTRIBUTIONS



In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:



    (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and



    (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.



The requirements of (b) above will be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.



Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.



POSSIBLE CHANGES IN TAXATION



Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.



TAX QUALIFIED PROGRAMS



The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:



    -  contributions in excess of specified limits;



    -  distributions prior to age 59 1/2 (subject to certain exceptions);



    - distributions that do not conform to specified minimum distribution rules; and



    -  other specified circumstances.



We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.



For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING



In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.



The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:



    - one of a series of substantially equal annual (or more frequent) payments made:



         -  over the life or life expectancy of the employee,



         - over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or



         -  for a specified period of ten years or more;



    -  a required minimum distribution;



    -  a hardship distribution; or



    -  the non-taxable portion of a distribution.



Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.



SEE YOUR OWN TAX ADVISER



The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time Variable Fund D may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, Variable Fund D will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period since the inception of the underlying Portfolios. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to Variable Fund D under other contracts issued by us. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by Variable Fund D are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of Variable Fund D will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of the underlying fund. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
      Variable Fund D
      Directors and Principal Management Officers of Minnesota Life
      Other Contracts
      Distribution of Contracts
      Annuity Payments
      Auditors
      Financial Statements
      Appendix A - Calculation of Unit Values

APPENDIX A - CONDENSED FINANCIAL INFORMATION

The financial statements of Variable Fund D and of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

The table below gives per unit information about the financial history of each sub-account for the periods indicated. This information should be read in conjunction with the financial statements and related notes of Variable Fund D included in the Statement of Additional Information.

                                                                    YEAR ENDED DECEMBER 31,
                                         2001        2000        1999        1998        1997        1996        1995
                                       ---------   ---------   ---------   ---------   ---------   ---------   ---------
Growth Sub-Account:
  Unit value at beginning of
   period...........................      $23.98      $30.79      $24.63      $18.38      $13.84      $11.88       $9.60
  Unit value at end of period.......      $17.98      $23.98      $30.79      $24.63      $18.38      $13.84      $11.88
  Number of units outstanding at end
   of period........................   2,313,767   2,675,937   3,098,116   3,881,390   4,229,239   4,666,243   4,918,859
Bond Sub-Account:
  Unit value at beginning of
   period...........................       $1.95       $1.78       $1.84       $1.75       $1.60       $1.57       $1.32
  Unit value at end of period.......       $2.09       $1.95       $1.78       $1.84       $1.75       $1.60       $1.57
  Number of units outstanding at end
   of period........................      76,216      90,020      29,421     222,720     256,628     296,978     321,612
Money Market Sub-Account:
  Unit value at beginning of
   period...........................       $1.48       $1.41       $1.35       $1.29       $1.24       $1.19       $1.13
  Unit value at end of period.......       $1.52       $1.48       $1.41       $1.35       $1.29       $1.24       $1.19
  Number of units outstanding at end
   of period........................     352,371     346,924     434,563     279,497     309,546     395,596     352,735
Asset Allocation Sub-Account:
  Unit value at beginning of
   period...........................       $3.04       $3.41       $2.98       $2.42       $2.05       $1.83       $1.47
  Unit value at end of period.......       $2.58       $3.04       $3.41       $2.98       $2.42       $2.05       $1.83
  Number of units outstanding at end
   of period........................     313,027     434,455   1,310,008   2,377,329   2,564,823   2,804,901   2,960,127
Mortgage Securities Sub-Account:
  Unit value at beginning of
   period...........................       $2.00       $1.80       $1.77       $1.67       $1.54       $1.47       $1.26
  Unit value at end of period.......       $2.16       $2.00       $1.80       $1.77       $1.67       $1.54       $1.47
  Number of units outstanding at end
   of period........................     116,807      21,881      22,267      89,045     130,573     175,022     136,987
Index 500 Sub-Account:
  Unit value at beginning of
   period...........................       $4.66       $5.18       $4.34       $3.41       $2.60       $2.15       $1.58
  Unit value at end of period.......       $4.06       $4.66       $5.18       $4.34       $3.41       $2.60       $2.15
  Number of units outstanding at end
   of period........................     430,577     407,210     421,646     946,618   1,012,408     923,905     951,303
Small Company Growth Sub-Account:
  Unit value at beginning of
   period...........................       $2.25       $2.55       $1.76       $1.74       $1.62       $1.54       $1.17
  Unit value at end of period.......       $1.91       $2.25       $2.55       $1.76        1.74       $1.62       $1.54
  Number of units outstanding at end
   of period........................     112,737     129,208     111,546     177,501     109,961     114,187     124,882

                                           YEAR ENDED DECEMBER 31,
                                        1994        1993        1992
                                      ---------   ---------   ---------
Growth Sub-Account:
  Unit value at beginning of
   period...........................      $9.57       $9.20       $8.80
  Unit value at end of period.......      $9.60       $9.57       $9.20
  Number of units outstanding at end
   of period........................  5,406,377   5,785,198   5,758,220
Bond Sub-Account:
  Unit value at beginning of
   period...........................      $1.39       $1.26       $1.19
  Unit value at end of period.......      $1.32       $1.39       $1.26
  Number of units outstanding at end
   of period........................    386,750     480,411     177,794
Money Market Sub-Account:
  Unit value at beginning of
   period...........................      $1.10       $1.07       $1.05
  Unit value at end of period.......      $1.13       $1.10       $1.07
  Number of units outstanding at end
   of period........................    457,011     774,078     357,877
Asset Allocation Sub-Account:
  Unit value at beginning of
   period...........................      $1.50       $1.42       $1.33
  Unit value at end of period.......      $1.47       $1.50       $1.42
  Number of units outstanding at end
   of period........................  3,175,751   2,903,712   1,463,845
Mortgage Securities Sub-Account:
  Unit value at beginning of
   period...........................      $1.31       $1.20       $1.14
  Unit value at end of period.......      $1.26       $1.31       $1.20
  Number of units outstanding at end
   of period........................    160,939     286,125     265,381
Index 500 Sub-Account:
  Unit value at beginning of
   period...........................      $1.57       $1.44       $1.35
  Unit value at end of period.......      $1.58       $1.57       $1.44
  Number of units outstanding at end
   of period........................    886,632     684,210     332,893
Small Company Growth Sub-Account:
  Unit value at beginning of
   period...........................      $1.11       $1.00
  Unit value at end of period.......      $1.17       $1.11*
  Number of units outstanding at end
   of period........................     72,272      14,148


* The information for the sub-account is shown for the period from October 26, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration for the sub-account.

                                                                        PAGE A-1

APPENDIX B - TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

    -  elective contributions made in years beginning after December 31, 1988;

    -  earnings on those contributions; and

    - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

PAGE B-1

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account with respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. In general, all amounts received under a
Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        PAGE B-2

                                     PART B

                         INFORMATION REQUIRED IN A STATEMENT

                             OF ADDITIONAL INFORMATION

                                   VARIABLE FUND D

                         Statement of Additional Information

            The date of this document and the Prospectus is:  May 1, 2002

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with Variable Fund D's current Prospectus, bearing the same date, which may be obtained by calling Variable Fund D at (651) 665-3500, or writing Variable Fund D at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


TABLE OF CONTENTS

Variable Fund D

Directors and Principal Management Officers of Minnesota Life

Other Contracts

Distribution of Contracts

Performance Data

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

                                   VARIABLE FUND D

Variable Fund D ("Variable Fund D") is a separate account of Minnesota Life Insurance Company ("Minnesota Life"). Variable Fund D is registered as a unit investment trust. Prior to the Reorganization of the Fund in October of 1990 and the establishment of its several sub-accounts, the Fund was an open-end, diversified, management investment company investing in a diversified portfolio of equity securities, mainly common stocks.

            DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                          Principal Occupation
     ---------                          --------------------
Anthony L. Andersen                Retired since November 1999, prior thereto
                                   Chair-Board of Directors, H. B. Fuller
                                   Company, St. Paul, Minnesota (Adhesive
                                   Products)

Richard H. Anderson                Chief Executive Officer, Northwest Airlines, Inc.,
                                   since February 2001; prior thereto for more than
                                   five years Executive Vice President and Chief
                                   Operating Officer

John F. Grundhofer                 Chairman, U.S. Bancorp, Minneapolis, Minnesota
                                   (Banking)

Robert E. Hunstad                  Executive Vice President, Minnesota Life
                                   Insurance Company

Reatha C. King, Ph.D.              President and Executive Director, General
                                   Mills Foundation, Minneapolis, Minnesota

Dennis E. Prohofsky                Executive Vice President, General Counsel and
                                   Secretary, Minnesota Life Insurance Company

Robert L. Senkler                  Chairman of the Board, President and Chief
                                   Executive Officer, Minnesota Life Insurance
                                   Company

                                         -2-

Michael E. Shannon                 Retired since December 1999, prior thereto
                                   for more than five years Chairman, Chief
                                   Financial and Administrative Officer,
                                   Ecolab, Inc., St. Paul, Minnesota (Develops
                                   and Markets Cleaning and Sanitizing Products)

William N. Westhoff                Senior Vice President and Treasurer,
                                   Minnesota Life Insurance Company since April
                                   1998, prior thereto from August 1994 to
                                   October 1997, Senior Vice President, Global
                                   Investments, American Express Financial
                                   Corporation, Minneapolis, Minnesota


Principal Officers (other than Directors)

              Name                    Position
          John F. Bruder           Senior Vice President

          Keith M. Campbell        Senior Vice President

          James E. Johnson         Senior Vice President

          Gregory S. Strong        Senior Vice President and Chief Financial
                                   Officer

          Randy F. Wallake         Executive Vice President


Except for Richard H. Anderson and William N. Westhoff, all Directors have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.

                                   OTHER CONTRACTS

In addition to the contracts described in the Prospectus, Minnesota Life continually offers three types of Variable Fund D variable annuity contracts, all incorporating a front-end loading of sales charges. These contracts are the Individual Accumulation Annuity Contract, Group Accumulation Annuity Contract and Group Deposit Administration Variable Annuity Contracts.

                             DISTRIBUTION OF CONTRACTS

The contracts will be continuously sold by Minnesota Life insurance agents who are also registered representatives of Securian Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as the principal underwriter of the contracts. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Advantus Capital Management, Inc., is the investment adviser for Variable Fund D. Securian Financial Services, Inc. and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc.

Amounts paid by Minnesota Life for payment to the underwriter for 2001, 2000, and 1999 were respectively, $9,140, $44,491, and $119,984. These include payments made by Minnesota Life on behalf of the underwriter. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.


               PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. Variable Fund D may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 2001 were 1.03% and 1.03%, respectively.

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to Variable Fund D's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period.

The cumulative total return figures published by Variable Fund D relating to the contracts described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the sub-accounts for the specified periods ended December 31, 2001 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described above.


                                                              Cumulative Total Return Figures

                                                                        No Sales Load
                                                       Ten Years                       Since Inception
                                                     Ended 12/31/01                     Ended 12/31/01
                                                     ---------------                    ---------------
Growth Sub-Account                               (104.19%)          104.19%           --                --

Bond Sub-Account                                  (75.24%)           75.40%           --                --

Money Market Sub-Account                          (44.84%)           45.55%           --                --

Asset Allocation Sub-Account                      (93.91%)           93.91%           --                --

Mortgage Securities Sub-Account                   (89.73%)           89.87%           --                --

Index 500 Sub-Account                            (200.05%)          200.25%           --                --

Small Company Growth
  Sub-Account                                      --                --              (90.57%)           90.58%


Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one-year period, five-year period and for the period since the sub-account became available pursuant to Variable Fund D's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The average annual total return figures published by Variable Fund D will reflect Minnesota Life's voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 8, 1987 Minnesota Life voluntarily absorbed all fees and expenses of any Fund portfolio that exceeded .75% of the average daily net assets of such Fund portfolio. For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, and .90% of the average daily net assets of the Small Company Growth Portfolio. Minnesota Life no longer absorbs these expenses.

The average annual total return figures described above may be accompanied by other average annual total return quotations for the same or other periods. Such other average annual total return figures will be calculated as described above. The average annual rates of return, as thus calculated, for the sub-accounts of the contracts described in the Prospectus for the specified periods ended December 31, 2001 are shown in the tables below. They are the same for the individual accumulation annuity, group accumulation annuity and group deposit administration contracts. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.

                                                Average Annual Total Return
                                                  Flexible Payment Contract

                                    One Year                 Five Years                 Ten Years               Since Inception
                                 Ended 12/31/01             Ended 12/31/01              Ended 12/31/01            Ended 12/31/01
                                 --------------             --------------             ---------------           ---------------
Growth Sub-Account             (-30.29%)     -30.29%      (4.53%)        4.53%       (7.40%)        7.40%          --           --

Bond Sub-Account                 (-.82%)       -.82%      (4.56%)        4.56%       (5.78%)        5.78%          --           --

Money Market Sub-Account        (-4.57%)      -4.57%      (3.38%)        3.38%       (3.81%)        3.82%          --           --

Asset Allocation Sub-Account   (-21.11%)     -21.11%      (3.87%)        3.87%       (6.85%)        6.85%          --           --

Mortgage Securities
  Sub-Account                     (.17%)        .17%      (6.07%)        6.07%       (6.62%)        6.62%          --           --

Index 500 Sub-Account          (-19.19%)     -19.19%      (8.47%)        8.47%      (11.62%)       11.62%          --           --

Small Company Growth           (-21.42%)     -21.42%      (2.41%)        2.41%          --            --        (7.59%)       7.59%


                                                Average Annual Total Return
                                                  Single Payment Contract

                                       One Year               Five Years              Ten Years              Since Inception
                                    Ended 12/31/01          Ended 12/31/01           Ended 12/31/01           Ended 12/31/01
                                    --------------          --------------          ---------------          ---------------
Growth Sub-Account               (-28.54%)    -28.54%       (4.81%)     4.81%        (7.40%)    7.40%          --         --

Bond Sub-Account                   (1.81%)      1.81%       (4.86%)     4.86%        (5.78%)    5.78%          --         --

Money Market Sub-Account          (-2.06%)     -2.06%       (3.67%)     3.67%        (3.81%)    3.82%          --         --

Asset Allocation Sub-Account     (-19.09%)    -19.09%       (4.16%)     4.16%        (6.85%)    6.85%          --         --

Mortgage Securities
  Sub-Account                      (2.81%)      2.81%       (6.37%)     6.37%        (6.62%)    6.62%          --         --

Index 500 Sub-Account            (-17.11%)    -17.11%       (8.77%)     8.77%       (11.62%)   11.62%          --         --

Small Company Growth             (-19.40%)    -19.40%       (2.69%)     2.69%           --        --        (7.63%)     7.63%



                                                               No Sales Load

                                       One Year                 Five Years               Ten Years                Since Inception
                                    Ended 12/31/01            Ended 12/31/01            Ended 12/31/01            Ended 12/31/01
                                    --------------            --------------           ---------------            ---------------
Growth Sub-Account             (-25.03%)     -25.03%       (5.36%)        5.36%       (7.40%)        7.40%          --           --

Bond Sub-Account                 (7.05%)       7.05%       (5.44%)        5.44%       (5.78%)        5.78%          --           --

Money Market Sub-Account         (2.97%)       2.97%       (4.24%)        4.24%       (3.81%)        3.82%          --           --

Asset Allocation Sub-Account   (-15.04%)     -15.04%       (4.72%)        4.72%       (6.85%)        6.85%          --           --

Mortgage Securities
  Sub-Account                    (8.11%)       8.11%       (6.96%)        6.96%       (6.62%)        6.62%          --           --

Index 500 Sub-Account          (-12.95%)     -12.95%       (9.36%)        9.36%      (11.62%)       11.62%          --           --

Small Company Growth           (-15.37%)     -15.37%       (3.24%)        3.24%          --            --        (7.73%)       7.73%


                                   ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.

                                       AUDITORS

The financial statements of Variable Fund D and the Consolidated Financial Statements of Minnesota Life Insurance Company included in this Statement of Additional Information have been audited by KPMG LLP, 4200 Wells Fargo
Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries'
December 31, 2001 consolidated financial statments refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001.

                                 VARIABLE FUND D

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

[KPMG LETTERHEAD]


                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees of Minnesota Life Insurance Company and Contract Owners of Variable Fund D:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Growth Segregated Sub-Accounts of Variable Fund D (the Account) as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in nets assets for each of the years in the two-year period then ended and the financial highlights for the periods presented in note 6 to the financial statements. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2001 were verified by examination of the underlying portfolios of Advantus Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Growth Segregated Sub-Accounts of Variable Fund D at December 31, 2001, and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.



Minneapolis, Minnesota
March 8, 2002

                                 VARIABLE FUND D
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                      -----------------------------------------------------------

                                                                                                         MONEY          ASSET
                                ASSETS                                    GROWTH           BOND         MARKET       ALLOCATION
                                                                      --------------- -------------- -------------  -------------
 Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 27,055,277 shares at net asset value
         of $1.57 per share (cost $50,507,815)                      $     42,462,180              -             -              -
     Bond Portfolio, 135,174 shares at net asset value
         of $1.18 per share (cost $160,403)                                        -        159,324             -              -
     Money Market Portfolio, 536,746 shares at net asset value
         of $1.00 per share (cost $536,746)                                        -              -       536,746              -
     Asset Allocation Portfolio, 594,740 shares at net asset value
         of $1.45 per share (cost $1,033,664)                                      -              -             -        864,749
     Mortgage Securities Portfolio, 214,544 shares at net asset value
         of $1.18 per share (cost $254,044)                                        -              -             -              -
     Index 500 Portfolio, 525,773 shares at net asset value
         of $3.47 per share (cost $1,653,526)                                      -              -             -              -
     Small Company Growth, 312,021 shares at net asset value
         of $.97 per share (cost $476,744)                                         -              -             -              -
                                                                      --------------- -------------- -------------  -------------
                                                                          42,462,180        159,324       536,746        864,749

 Receivable from Advantus Series Fund, Inc. for investments sold               9,894              5            17             27
 Receivable from Minnesota Life for contract purchase
     payments                                                                      -              -             -            475
                                                                      --------------- -------------- -------------  -------------

               Total Assets                                              42,472,074        159,329       536,763        865,251
                                                                      --------------- -------------- -------------  -------------
                              LIABILITIES

 Payable to Advantus Series Fund, Inc. for investments purchased                   -              -             -            475
 Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                9,894              5            17             27
                                                                      --------------- -------------- -------------  -------------

               Total Liabilities                                               9,894              5            17            502
                                                                      --------------- -------------- -------------  -------------

               Net assets applicable to annuity contract owners     $     42,462,180        159,324       536,746        864,749
                                                                      =============== ============== =============  =============

                        CONTRACT OWNERS' EQUITY

 Contracts in accumlation period                                          41,591,903        159,324       536,746        807,396
 Contracts in annuity payment period (note 2)                                870,277              -             -         57,353
                                                                      --------------- -------------- -------------  -------------

               Total contract owners' equity                        $     42,462,180        159,324       536,746        864,749
                                                                      =============== ============== =============  =============

 ACCUMULATION UNITS OUTSTANDING                                            2,313,767         76,216       352,371        313,027
                                                                      =============== ============== =============  =============

 NET ASSET VALUE PER ACCUMULATION UNIT                              $          17.98           2.09          1.52           2.58
                                                                      =============== ============== =============  =============

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------
                                                                                                        SMALL
                                                                          MORTGAGE        INDEX         COMPANY
                                ASSETS                                   SECURITIES        500          GROWTH
                                                                        ------------- -------------  -------------
 Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 27,055,277 shares at net asset value
         of $1.57 per share (cost $50,507,815)                                     -             -
     Bond Portfolio, 135,174 shares at net asset value
         of $1.18 per share (cost $160,403)                                        -             -              -
     Money Market Portfolio, 536,746 shares at net asset value
         of $1.00 per share (cost $536,746)                                        -             -              -
     Asset Allocation Portfolio, 594,740 shares at net asset value
         of $1.45 per share (cost $1,033,664)                                      -             -              -
     Mortgage Securities Portfolio, 214,544 shares at net asset value
         of $1.18 per share (cost $254,044)                                  252,237             -              -
     Index 500 Portfolio, 525,773 shares at net asset value
         of $3.47 per share (cost $1,653,526)                                      -     1,826,742              -
     Small Company Growth, 312,021 shares at net asset value
         of $.97 per share (cost $476,744)                                         -             -        302,231
                                                                        ------------- -------------  -------------
                                                                             252,237     1,826,742        302,231

 Receivable from Advantus Series Fund, Inc. for investments sold                   8            58              -
 Receivable from Minnesota Life for contract purchase
     payments                                                                      -             -             10
                                                                        ------------- -------------  -------------

               Total Assets                                                 252,245     1,826,800        302,241
                                                                        ------------- -------------  -------------
                              LIABILITIES

 Payable to Advantus Series Fund, Inc. for investments purchased                   -             -             10
 Payable to Minnesota Life for contract terminations, withdrawal
     payments and mortality and expense charges                                    8            58              -
                                                                        ------------- -------------  -------------

               Total Liabilities                                                   8            58             10
                                                                        ------------- -------------  -------------

               Net assets applicable to annuity contract owners              252,237     1,826,742        302,231
                                                                        ============= =============  =============

                        CONTRACT OWNERS' EQUITY

 Contracts in accumlation period                                             252,237     1,748,305        214,877
 Contracts in annuity payment period (note 2)                                      -        78,437         87,354
                                                                        ------------- -------------  -------------

               Total contract owners' equity                                 252,237     1,826,742        302,231
                                                                        ============= =============  =============

 ACCUMULATION UNITS OUTSTANDING                                              116,807       430,577        112,737
                                                                        ============= =============  =============

 NET ASSET VALUE PER ACCUMULATION UNIT                                          2.16          4.06           1.91
                                                                        ============= =============  =============

                               VARIABLE FUND D
                          STATEMENTS OF OPERATIONS
                        YEAR ENDED DECEMBER 31, 2001

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                           --------------------------------------------------

                                                                                                                  MONEY
                                                                               GROWTH             BOND           MARKET
                                                                           ---------------   --------------   -------------
 Investment income (loss):
     Investment income distributions from underlying
         mutual fund (note 4)                                             $             -           16,992          17,998
     Mortality and expense charges (note 3)                                      (388,314)          (1,314)         (3,967)
     Reimbursement of expenses from Minnesota Life (note 3)                       238,902                -               -
                                                                           ---------------   --------------   -------------

         Investment income (loss) - net                                          (149,412)          15,678          14,031
                                                                           ---------------   --------------   -------------



 Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying
         mutual fund (note 4)                                                   8,056,859                -               -
                                                                           ---------------   --------------   -------------

     Realized gains (losses) on sales of investments:
         Proceeds from sales                                                    8,492,059          110,574         811,177
         Cost of investments sold                                              (8,807,702)        (105,568)       (811,177)
                                                                           ---------------   --------------   -------------

                                                                                 (315,643)           5,006               -
                                                                           ---------------   --------------   -------------

         Net realized gains (losses) on investments                             7,741,216            5,006               -
                                                                           ---------------   --------------   -------------

     Net change in unrealized appreciation or depreciation
         of investments                                                       (23,322,715)         (10,055)              -
                                                                           ---------------   --------------   -------------

         Net gains (losses) on investments                                    (15,581,499)          (5,049)              -
                                                                           ---------------   --------------   -------------


         Net increase (decrease) in net assets resulting from operations  $   (15,730,911)          10,629          14,031
                                                                           ===============   ==============   =============
                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                         ----------------------------------------------------------
                                                                                                                         SMALL
                                                                             ASSET        MORTGAGE         INDEX         COMPANY
                                                                          ALLOCATION     SECURITIES         500          GROWTH
                                                                         -------------  -------------  -------------  -------------
 Investment income (loss):
     Investment income distributions from underlying
         mutual fund (note 4)                                                  18,578         16,237         17,824              -
     Mortality and expense charges (note 3)                                    (8,860)        (1,517)       (14,942)        (2,324)
     Reimbursement of expenses from Minnesota Life (note 3)                         -              -              -              -
                                                                         -------------  -------------  -------------  -------------

         Investment income (loss) - net                                         9,718         14,720          2,882         (2,324)
                                                                         -------------  -------------  -------------  -------------



 Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying
         mutual fund (note 4)                                                 144,228              -         19,494        117,975
                                                                         -------------  -------------  -------------  -------------

     Realized gains (losses) on sales of investments:
         Proceeds from sales                                                  351,031         12,016        233,167         46,645
         Cost of investments sold                                            (407,834)       (11,493)      (194,425)       (55,400)
                                                                         -------------  -------------  -------------  -------------

                                                                              (56,803)           523         38,742         (8,755)
                                                                         -------------  -------------  -------------  -------------

         Net realized gains (losses) on investments                            87,425            523         58,236        109,220
                                                                         -------------  -------------  -------------  -------------

     Net change in unrealized appreciation or depreciation
         of investments                                                      (311,536)        (3,505)      (315,140)      (165,106)
                                                                         -------------  -------------  -------------  -------------

         Net gains (losses) on investments                                   (224,111)        (2,982)      (256,904)       (55,886)
                                                                         -------------  -------------  -------------  -------------


         Net increase (decrease) in net assets resulting from operations     (214,393)        11,738       (254,022)       (58,210)
                                                                         =============  =============  =============  =============

                      VARIABLE FUND D
            STATEMENTS OF CHANGES IN NET ASSETS
               YEAR ENDED DECEMBER 31, 2001

                                                                              SEGREGATED SUB-ACCOUNTS
                                                              ----------------------------------------------------------------

                                                                                                     MONEY           ASSET
                                                                  GROWTH            BOND            MARKET         ALLOCATION
                                                              ---------------   -------------    -------------   -------------
 Operations:
     Investment income (loss) - net                         $       (149,412)         15,678           14,031           9,718
     Net realized gains (losses) on investments                    7,741,216           5,006                -          87,425
     Net change in unrealized appreciation or depreciation
        of investments                                           (23,322,715)        (10,055)               -        (311,536)
                                                              ---------------   -------------    -------------   -------------

 Net increase (decrease) in net assets resulting
     from operations                                             (15,730,911)         10,629           14,031        (214,393)
                                                              ---------------   -------------    -------------   -------------

 Contract transactions (notes 2, 3, and 5):
     Contract purchase payments                                    1,091,985          82,129          816,691          19,666
     Contract terminations and  withdrawal payments               (8,153,894)       (109,260)        (807,209)       (330,614)
     Actuarial adjustments for mortality experience on
          annuities in payment period                                (49,998)              -                -             (62)
     Annuity benefit payments                                       (138,754)              -                -         (11,495)
                                                              ---------------   -------------    -------------   -------------

 Increase (decrease) in net assets from contract transactions     (7,250,661)        (27,131)           9,482        (322,505)
                                                              ---------------   -------------    -------------   -------------

 Increase (decrease) in net assets                               (22,981,572)        (16,502)          23,513        (536,898)

 Net assets at the beginning of year                              65,443,752         175,826          513,233       1,401,647
                                                              ---------------   -------------    -------------   -------------

 Net assets at the end of year                              $     42,462,180         159,324          536,746         864,749
                                                              ===============   =============    =============   =============
                                                                              SEGREGATED SUB-ACCOUNTS
                                                              ----------------------------------------------
                                                                                                  SMALL
                                                                 MORTGAGE          INDEX         COMPANY
                                                                SECURITIES          500           GROWTH
                                                               -------------   -------------  --------------
 Operations:
     Investment income (loss) - net                                  14,720           2,882          (2,324)
     Net realized gains (losses) on investments                         523          58,236         109,220
     Net change in unrealized appreciation or depreciation
        of investments                                               (3,505)       (315,140)       (165,106)
                                                               -------------   -------------  --------------

 Net increase (decrease) in net assets resulting
     from operations                                                 11,738        (254,022)        (58,210)
                                                               -------------   -------------  --------------

 Contract transactions (notes 2, 3, and 5):
     Contract purchase payments                                     207,301         300,617           4,332
     Contract terminations and  withdrawal payments                 (10,500)       (209,789)        (38,761)
     Actuarial adjustments for mortality experience on
          annuities in payment period                                     -            (110)           (124)
     Annuity benefit payments                                             -          (8,325)         (5,436)
                                                               -------------   -------------  --------------

 Increase (decrease) in net assets from contract transactions       196,801          82,393         (39,989)
                                                               -------------   -------------  --------------

 Increase (decrease) in net assets                                  208,539        (171,629)        (98,199)

 Net assets at the beginning of year                                 43,698       1,998,371         400,430
                                                               -------------   -------------  --------------

 Net assets at the end of year                                      252,237       1,826,742         302,231
                                                               =============   =============  ==============

                                VARIABLE FUND D
                      STATEMENTS OF CHANGES IN NET ASSETS
                               DECEMBER 31, 2000

                                                                      SEGREGATED SUB-ACCOUNTS
                                                             ---------------------------------------------

                                                                                      MONEY      ASSET
                                                                GROWTH       BOND     MARKET   ALLOCATIONS
                                                             ------------  --------  --------  -----------
Operations:
  Investment income (loss) - net                             $   (718,201)    2,201    24,777       3,250
  Net realized gains (losses) on investments                    8,091,020        17         -     580.508
  Net change in unrealized appreciation or depreciation
    of investments                                            (27,834,630)    9,359         -  (1,112,524)
                                                             ------------  --------  --------  -----------
Net increase (decrease) in net assets resulting
from operations                                               (20,461,811)   11,577    24,777    (528,766)
                                                             ------------  --------  --------  -----------
Contract transactions (notes 2,3 and 5):
Contract purchase payments                                      1,921,159   124,744   101,233     152,560
Contract terminations and withdrawal payments                 (12,877,991)  (12,912) (224,015) (2,833,552)
Actuarial adjustments for mortality experience on annuities
in payment period                                                 (82,244)        -         -         (97)
Annuity benefit payments                                         (224,971)        -         -     (16,314)
                                                             ------------  --------  --------  -----------
Increase (decrease) in net assets from contract transactions  (11,264,047)  111,832  (122,782) (2,697,403)
                                                             ------------  --------  --------  -----------

Increase (decrease) in net assets                             (31,725,858)  123,409   (98,005) (3,226,169)

Net assets at the beginning of year                            97,169,610    52,417   611,238   4,627,816
                                                             ------------  --------  --------  -----------

Net assets at the end of year                                $ 65,443,752   175,826   513,233   1,401,647
                                                             ============  ========  ========  ===========

                                                                  SEGREGATED SUB-ACCOUNTS
                                                             --------------------------------
                                                                                     SMALL
                                                              MORTGAGE    INDEX     COMPANY
                                                             SECURITIES    500      GROWTH
                                                             ----------  --------  ---------
Operations:
  Investment income (loss) - net                                 2,386     (1,463)    (3,305)
  Net realized gains (losses) on investments                       (17)    91,764     45,841
  Net change in unrealized appreciation or depreciation
    of investments                                               1,942   (312,781)  (112,930)
                                                              --------  ---------- ---------
Net increase (decrease) in net assets resulting
from operations                                                  4,311   (222,480)   (70,394)
                                                              --------  ---------- ---------
Contract transactions (notes 2,3 and 5):
Contract purchase payments                                           -     59,165    154,986
Contract terminations and withdrawal payments                     (689)  (153,064)   (78,954)
Actuarial adjustments for mortality experience on annuities
in payment period                                                    -       (127)    62,927
Annuity benefit payments                                             -    (10,697)    (6,230)
                                                              --------  ---------- ---------
Increase (decrease) in net assets from contract transactions      (689)  (104,723)   132,729
                                                              --------  ---------- ---------

Increase (decrease) in net assets                                3,622   (327,203)    62,335

Net assets at the beginning of year                             40,076  2,325,574    338,095
                                                              --------  ---------- ---------

Net assets at the end of year                                   43,698  1,998,371    400,430
                                                              ========  ========== =========


See accompanying notes to financial statements.

                                 VARIABLE FUND D

                          NOTES TO FINANCIAL STATEMENTS

(1)       ORGANIZATION

          Variable Fund D (the Account) is organized as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended).

          The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity payments to one or more of the seven segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund) organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, and Small Company Growth segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, and Small Company Growth Portfolios of the Fund, respectively.

          Securian Financial Services, Inc., formerly Ascend Financial Services, Inc., acts as the underwriter for the Account. Advantus Capital Management, Inc., acts as the investment adviser for the Fund. Securian Financial Services, Inc. is a wholly owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly owned subsidiary of Minnesota Life.

(2)       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          USE OF ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actuals results could differ from those estimates.

          INVESTMENTS IN ADVANTUS SERIES FUND, INC.

          Investments in shares of the Fund are stated at market value which is the net asset value per share as determined daily by the Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Fund are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date.

          FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

          CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for contracts currently payable using the Progressive Annuity Mortality Table and an assumed interest rate of 3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Life if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Life reimburses the Account.

                                 VARIABLE FUND D

(3)       EXPENSES AND RELATED PARTY TRANSACTIONS

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.795 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.4 percent of the average daily net assets of the Account.

          Sales and administrative service charges, depending upon the type of contract, may be deducted from the contract owner's contract purchase payment or withdrawal. Total sales and administrative charges deducted from contract purchase payments or contract withdrawal proceeds for the years ended December 31, 2001 and 2000 amounted to $1,146 and $16,358, respectively.

          After the reorganization of Fund D as a unit investment trust in 1990, the Account does not pay an investment advisory fee as it does not invest directly in a portfolio of securities. However, contract values that are allocated to the segregated accounts after the reorganization are invested in Fund portfolios that pay investment advisory fees as well as other operating expenses. Investment advisory fees are based on the average daily net assets of the Fund portfolios at the annual rate of .45 percent for Growth, .30 percent for Bond, .25 percent for Money Market, .35 percent for Asset Allocation, .30 percent for Mortgage Securities, .15 percent for Index 500 and .65 percent for Small Company Growth Portfolios. In addition, the Advantus Series Fund, Inc. pays distribution fees equal to .25 percent of average daily net assets to Securian Financial Services, Inc., an affiliate of Minnesota Life.

          In calculating the accumulation unit value for the Growth segregated sub-account, Minnesota Life has agreed to make an adjustment that will have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee and the operating expenses incurred by Growth Portfolio over the .265 percent investment advisory paid prior to the reorganization in 1990. In calculating the accumulation unit value for the segregated sub-accounts other than Growth, Minnesota Life will not make adjustments or reimburse the excess of the investment advisory fees and the operating expenses incurred through indirect investments in the Series Fund Portfolios.

(4)       INVESTMENT TRANSACTIONS

          The Account's purchases of Fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2001.

          Growth                                                $9,148,843
          Bond                                                      99,121
          Money Market                                             834,690
          Asset Allocation                                         182,472
          Mortgage Securities                                      223,537
          Index 500                                                337,936
          Small Company Growth                                     122,307

                                 VARIABLE FUND D


(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                          SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------
                                                                         MONEY         ASSET
                                            GROWTH         BOND          MARKET      ALLOCATION
                                           ----------    ----------    ----------    ----------
Units outstanding at
    December 31, 1999                       3,098,116        29,421       434,563     1,310,008
      Contract purchase
         payments                              62,004        67,824        69,707        44,161
      Contract terminations, withdrawal
         payments and charges                (484,183)       (7,225)     (157,346)     (919,714)
                                           ----------    ----------    ----------    ----------
Units outstanding at
     December 31, 2000                      2,675,937        90,020       346,924       434,455
       Contract purchase
          payments                             51,887        41,292       543,013         7,521
       Contract terminations, withdrawal
          payments and charges               (414,057)      (55,096)     (537,566)     (128,949)
                                           ----------    ----------    ----------    ----------
Units outstanding at
    December 31, 2001                       2,313,767        76,216       352,371       313,027
                                           ==========    ==========    ==========    ==========
                                             SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------
                                                                   SMALL
                                          MORTGAGE      INDEX     COMPANY
                                         SECURITIES      500       GROWTH
                                          --------    --------    --------
Units outstanding at
    December 31, 1999                       22,267     421,646     111,546
      Contract purchase
         payments                                -      12,135      48,197
      Contract terminations, withdrawal
         payments and charges                 (386)    (26,571)    (30,535)
                                          --------    --------    --------
Units outstanding at
    December 31, 2000                       21,881     407,210     129,208
      Contract purchase
         payments                          100,024      72,052       2,201
      Contract terminations, withdrawal
         payments and charges               (5,098)    (48,685)    (18,672)
                                          --------    --------    --------
Units outstanding at
    December 31, 2001                      116,807     430,577     112,737
                                          ========    ========    ========

                                VARIABLE FUND D

(6) FINANCIAL HIGHLIGHTS

                          AT DECEMBER 31, 2001      FOR THE YEAR ENDED DECEMBER 31, 2001
                      --------------------------   -------------------------------------
                                                    INVESTMENT*     EXPENSE
SUB-ACCOUNT           UNIT VALUE      NET ASSETS   INCOME RATIO     RATIO**       TOTAL RETURN***
-------------         ----------   -------------   ----------------------------   ---------------
Growth                 $   17.98   $  42,462,180       0.00%          0.31%            (25.03)%
Bond                        2.09         159,324      10.27           0.79               7.05
Money Market                1.52         536,746       3.61           0.79               2.97
Asset Allocation            2.58         864,749       1.66           0.79             (15.04)
Mortgage Securities         2.16         252,237       8.56           0.79               8.11
Index 500                   4.06       1,826,742       0.95           0.79             (12.95)
Small Company Growth        1.91         302,231       0.00           0.79             (15.37)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of declaration of dividends By the underlying fund in which the sub-account invests.

**The ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units expenses of the underlying fund are excluded.

***These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota
February 11, 2002

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2001 and 2000
                                     Assets

                                                          2001        2000
                                                       ----------- -----------
                                                           (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $5,061,422 and $4,501,951)                         $ 5,279,515 $ 4,623,058
   Held-to-maturity, at amortized cost (fair value $0
    and $886,315)                                              --      860,632
  Equity securities, at fair value (cost $594,916 and
   $561,236)                                               602,554     638,032
  Mortgage loans, net                                      738,749     664,853
  Real estate, net                                          11,925      17,520
  Finance receivables, net                                 126,037     128,545
  Policy loans                                             256,844     250,246
  Short-term investments                                   621,907     216,230
  Private equity investments (cost $301,728 and
   $293,333)                                               263,928     464,303
  Fixed maturity securites on loan, at fair value
   (amortized cost $348,651 and $0)                        365,031         --
  Equity securites on loan, at fair value (cost
   $39,575 and $59,009)                                     48,280      72,372
  Other invested assets                                    166,340      83,851
                                                       ----------- -----------
   Total investments                                     8,481,110   8,019,642
  Cash                                                      32,589      67,951
  Deferred policy acquisition costs                        683,339     711,546
  Accrued investment income                                 94,539      91,887
  Premiums receivable, net                                 116,483     109,062
  Property and equipment, net                               80,822      67,095
  Reinsurance recoverables                                 621,615     587,335
  Other assets                                              42,645      59,862
  Separate account assets                                7,558,283   8,201,803
                                                       ----------- -----------
     Total assets                                      $17,711,425 $17,916,183
                                                       =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                 $ 4,191,843 $ 4,061,213
  Future policy and contract benefits                    1,929,205   1,875,370
  Pending policy and contract claims                       133,920     107,015
  Other policyholders funds                                499,940     472,108
  Policyholders dividends payable                           55,978      55,813
  Unearned premiums and fees                               209,255     210,878
  Federal income tax liability:
   Current                                                  32,360      44,060
   Deferred                                                113,060     192,525
  Other liabilities                                        518,547     411,814
  Notes payable                                            159,000     185,000
  Securities lending collateral                            424,406      77,124
  Separate account liabilities                           7,511,607   8,156,131
                                                       ----------- -----------
   Total liabilities                                    15,779,121  15,849,051
                                                       ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                        5,000       5,000
  Additional paid in capital                                 3,000       3,000
  Retained earnings                                      1,821,015   1,811,707
  Accumulated other comprehensive income                   103,289     247,425
                                                       ----------- -----------
   Total stockholder's equity                            1,932,304   2,067,132
                                                       ----------- -----------
     Total liabilities and stockholder's equity        $17,711,425 $17,916,183
                                                       =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  793,357  $  761,451  $  697,799
  Policy and contract fees                   354,373     359,980     331,110
  Net investment income                      527,335     575,900     540,056
  Net realized investment gains (losses)     (12,972)    147,623      79,615
  Finance charge income                       33,400      31,000      31,969
  Other income                               105,914      89,386      81,135
                                          ----------  ----------  ----------
    Total revenues                         1,801,407   1,965,340   1,761,684
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     749,122     697,396     667,207
  Interest credited to policies and con-
   tracts                                    288,673     289,298     282,627
  General operating expenses                 447,848     379,933     358,387
  Commissions                                122,709     123,463     110,645
  Administrative and sponsorship fees         81,194      80,288      79,787
  Dividends to policyholders                  19,670      19,526      18,928
  Interest on notes payable                   16,684      26,146      24,282
  Amortization of deferred policy acqui-
   sition costs                              171,580     185,962     123,455
  Capitalization of policy acquisition
   costs                                    (185,366)   (180,689)   (152,602)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,712,114   1,621,323   1,512,716
                                          ----------  ----------  ----------
      Income from operations before taxes     89,293     344,017     248,968
  Federal income tax expense (benefit):
    Current                                   22,793     113,700      75,172
    Deferred                                  (3,928)     (4,403)     (1,439)
                                          ----------  ----------  ----------
      Total federal income tax expense        18,865     109,297      73,733
                                          ----------  ----------  ----------
        Net income                        $   70,428  $  234,720  $  175,235
                                          ==========  ==========  ==========
  Other comprehensive income (loss), net
   of tax:
    Unrealized gains (losses) on securi-
     ties                                 $ (144,136) $  129,348   $ (85,538)
                                          ----------  ----------  ----------
    Other comprehensive income (loss),
     net of tax                             (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
        Comprehensive income (loss)       $  (73,708) $  364,068  $   89,697
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $    3,000  $      --
  Contribution                                   --          --        3,000
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $    3,000
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,811,707  $1,629,787  $1,513,661
  Net income                                  70,428     234,720     175,235
  Dividends to stockholder                   (61,120)    (52,800)    (59,109)
                                          ----------  ----------  ----------
    Total retained earnings               $1,821,015  $1,811,707  $1,629,787
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  247,425  $  118,077  $  203,615
  Change in unrealized appreciation (de-
   preciation) of securities                (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  103,289  $  247,425  $  118,077
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,932,304  $2,067,132  $1,755,864
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2001, 2000 and 1999

                                               2001         2000         1999
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $    70,428  $   234,720  $   175,235
Adjustments to reconcile net income to net
 cash provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                288,673      289,298      282,627
 Fees deducted from policy and contract
  balances                                     (221,645)    (222,243)    (217,941)
 Change in future policy benefits                53,835       48,417       68,578
 Change in other policyholders liabili-
  ties, net                                      18,215       23,655       29,426
 Amortization of deferred policy acquisi-
  tion costs                                    171,580      185,962      123,455
 Capitalization of policy acquisition
  costs                                        (185,366)    (180,689)    (152,602)
 Change in premiums receivable                   (7,421)     (14,891)     (31,562)
 Deferred tax provision                          (3,928)      (4,403)      (1,439)
 Change in federal income tax liabili-
  ties--current                                 (11,700)     (19,044)      15,281
 Net realized investment losses (gains)          12,972     (147,623)     (79,615)
 Change in reinsurance recoverables             (32,041)    (406,852)     (18,257)
 Other, net                                     (37,774)     110,107       (8,301)
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                              115,828     (103,586)     184,885
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,738,948    1,373,968    1,856,757
 Equity securities                              481,396      791,354      705,050
 Real estate                                      5,362        4,226        7,341
 Private equity investments                      15,596       46,012       28,128
 Other invested assets                            5,896       18,554        5,731
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      379,989      306,017      345,677
 Fixed maturity securities, held-to-matu-
  rity                                              --       127,450      122,704
 Mortgage loans                                  44,312      100,617      116,785
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (2,249,224)  (1,390,655)  (2,432,049)
 Fixed maturity securities, held-to-matu-
  rity                                              --       (13,897)      (8,446)
 Equity securities                             (502,064)    (634,873)    (613,596)
 Mortgage loans                                (118,003)     (68,685)    (130,013)
 Real estate                                       (140)         (99)      (1,016)
 Private equity investments                     (28,580)     (84,239)     (79,584)
 Other invested assets                           (8,381)      (2,689)     (11,435)
Finance receivable originations or pur-
 chases                                         (83,578)    (180,433)     (74,989)
Finance receivable principal payments            78,289      176,053       88,697
Securities lending collateral                   347,282       77,124          --
Securities in transit                            99,765      (75,314)     (80,300)
Other, net                                      (41,741)     (21,243)     (11,046)
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              165,124      549,248     (165,604)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      948,380      497,868      448,012
Withdrawals from annuity and insurance
 contracts                                     (834,348)    (689,749)    (478,775)
Proceeds from issuance of debt                      --           --        50,000
Payments on debt                                (26,000)    (123,000)     (49,000)
Dividends paid to stockholder                       --       (52,800)     (83,809)
Other, net                                        1,331       (4,596)      (7,008)
                                            -----------  -----------  -----------
   Net cash provided by (used for) financ-
    ing activities                               89,363     (372,277)    (120,580)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                               370,315       73,385     (101,299)
Cash and short-term investments, beginning
 of year                                        284,181      210,796      312,095
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   654,496  $   284,181  $   210,796
                                            ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, Retirement Services and Asset Management. Revenues in 2001 for these business units were $640,162,000, $305,591,000, $563,784,000,
$182,488,000 and $72,378,000, respectively. Additional revenues of $37,004,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs (continued) gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

Software Capitalization
Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $18,575,000, $13,314,000 and $7,790,000 and amortized software expense of $8,065,000, $5,014,000 and $1,716,000 as of December 31, 2001, 2000 and 1999, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

   Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued is written off. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments (continued)
   Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2001 and 2000, was $7,503,000 and $7,334,000, respectively.

   Policy loans are carried at the unpaid principal balance.

   Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which establishes standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method.

   Upon initial application of EITF 99-20, the Company identified holdings with a market value of $36,000,000 that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $14,300,000 of permanent write-downs were recorded as realized losses.

Derivative Financial Instruments
Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)
   The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

   In the normal course of business the Company currently holds derivatives in the form of equity swaps. The purpose of these swaps is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

   Additionally, effective January 1, 2001 the Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

   Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale in the amount of $74,100,000 to other invested assets. As of December 31, 2001, the change in fair value of these securities of $1,600,000 was included in realized capital gains.

   Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

Realized and Unrealized Gains and Losses
Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

   Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Securities Lending
The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $239,000 and $105,000 as of December 31, 2001 and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2001 and 2000 were $413,311,000 and $72,372,000, respectively. As of December 31, 2001 and 2000, the collateral associated with securities lending was $424,406,000 and $77,124,000, respectively.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet as short-term securities and securities lending collateral, respectively.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $138,819,000 and $131,841,000 at December 31, 2001 and 2000, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2001, 2000 and 1999, was $13,242,000, $13,723,000 and $11,749,000, respectively.

Goodwill and Other Intangible Assets
In July 2001, the FASB issued Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, which establishes accounting and reporting standards for goodwill and other intangible assets, effective for fiscal years beginning after December 15, 2001. The Company will adopt FAS 142 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 142.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,677,000 and $45,672,000 at December 31, 2001 and 2000, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities (continued)
   Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2001 and 2000, the total participating business in force was $20,121,593,000 and $20,372,806,000, respectively.

Closed Block of Business
In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, effective for fiscal years beginning after December 15, 2000. The Company has adopted SOP 00-3 as of January 1, 2001. The Company has determined that there are no material impacts to its statement of operations or financial position due to the adoption of SOP 00-3.

Business Combinations
In June 2001, the FASB issued Statement No. 141 (FAS 141), Business Combinations, which establishes accounting and reporting standards for business combinations. FAS 141 is effective for all business combinations initiated after June 30, 2001. The Company has adopted FAS 141 effective July 1, 2001. The Company has determined that there are no material impacts to its statements of operations or financial position due to the adoption of FAS 141.

Impairment or Disposal of Long-Lived Assets
In August 2001, the FASB issued Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company will adopt FAS 144 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 144.

Income Taxes
The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reclassification
Certain 2000 and 1999 financial statement balances have been reclassified to conform to the 2001 presentation.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $411,208  $429,168  $428,286
Equity securities             29,088    52,097    29,282
Mortgage loans                55,682    54,313    54,596
Real estate                    1,672     3,697        11
Policy loans                  18,257    17,371    16,016
Short-term investments         7,499    14,257     5,829
Private equity investments     3,289     3,191     4,114
Other invested assets          1,463     5,404     6,278
                            --------  --------  --------
  Gross investment income    528,158   579,498   544,412
Investment expenses             (823)   (3,598)   (4,356)
                            --------  --------  --------
  Total                     $527,335  $575,900  $540,056
                            ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $(15,772) $(57,955) $(31,404)
Equity securities             (1,373)  177,243    91,591
Mortgage loans                     1      (419)    1,344
Real estate                    3,245    (2,456)    4,806
Private equity investments    (1,676)   28,128    13,983
Other invested assets          2,603     3,082      (705)
                            --------  --------  --------
  Total                     $(12,972) $147,623  $ 79,615
                            ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 34,884  $ 10,926  $ 28,619
  Gross realized losses                          (50,656)  (68,881)  (60,023)
Equity securities:
  Gross realized gains                            81,647   260,022   143,180
  Gross realized losses                          (83,020)  (82,779)  (51,589)
Private equity investments:
  Gross realized gains                             4,857    29,076    14,558
  Gross realized losses                           (6,533)     (948)     (575)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2001       2000
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,575  $ 523,768
Gross unrealized losses                           (168,979)  (147,016)
Adjustment to deferred acquisition costs           (41,993)       --
Adjustment to unearned policy and contract fees      6,433        --
Deferred federal income taxes                      (53,747)  (129,327)
                                                 ---------  ---------
  Net unrealized gains                           $ 103,289  $ 247,425
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                  Gross Unrealized
                                                  -----------------
                                       Amortized                       Fair
                                          Cost     Gains    Losses    Value
                                       ---------- -------- -------- ----------
                                                   (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $  203,806 $ 66,552 $  1,672 $  268,686
  Foreign governments                       1,425      --        79      1,346
  Corporate securities                  3,076,890  139,127   47,927  3,168,090
  Mortgage-backed securities            1,779,301   65,522    3,430  1,841,393
                                       ---------- -------- -------- ----------
    Total fixed maturities              5,061,422  271,201   53,108  5,279,515
  Equity securities-unaffiliated          453,563   64,431   69,079    448,915
  Equity securities-affiliated mutual
   funds                                  141,353   19,199    6,913    153,639
                                       ---------- -------- -------- ----------
    Total equity securities               594,916   83,630   75,992    602,554
                                       ---------- -------- -------- ----------
      Total                            $5,656,338 $354,831 $129,100 $5,882,069
                                       ========== ======== ======== ==========

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                    4,706      186       55      4,837
  Corporate securities               2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities         1,445,158   27,463    9,411  1,463,210
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated       418,307  111,964   59,457    470,814
  Equity securities-affiliated mu-
   tual funds                          142,929   24,332       43    167,218
                                    ---------- -------- -------- ----------
    Total equity securities            561,236  136,296   59,500    638,032
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities                 750,121   29,855    5,997    773,979
  Mortgage-backed securities           110,511    4,474    2,649    112,336
                                    ---------- -------- -------- ----------
    Total held-to-maturity             860,632   34,329    8,646    886,315
                                    ---------- -------- -------- ----------
      Total                         $5,923,819 $378,536 $154,950 $6,147,405
                                    ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

   The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                     Gross
                                                   Unrealized
                                                 --------------
                                       Amortized                  Fair
                                         Cost     Gains  Losses  Value
                                       --------- ------- ------ --------
                                                (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $145,685  $10,187 $1,039 $154,833
  Corporate securities                   87,547    5,137    219   92,465
  Mortgage-backed securities            115,419    2,592    278  117,733
                                       --------  ------- ------ --------
    Total fixed maturities              348,651   17,916  1,536  365,031
  Equity securities-unaffiliated         39,575   10,764  2,059   48,280
                                       --------  ------- ------ --------
      Total                            $388,226  $28,680 $3,595 $413,311
                                       ========  ======= ====== ========

                                               Gross
                                             Unrealized
                                           --------------
                                 Amortized                 Fair
                                   Cost     Gains  Losses  Value
                                 --------- ------- ------ -------
                                          (In thousands)
December 31, 2000
Available-for-sale:
  Equity securities-unaffiliated  $59,009  $22,346 $8,983 $72,372
                                  -------  ------- ------ -------
      Total                       $59,009  $22,346 $8,983 $72,372
                                  =======  ======= ====== =======

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale   Securities-on-Loan
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   97,456 $   99,133 $ 12,033  $ 12,628
Due after one year through five years     854,123    934,026   67,147    71,282
Due after five years through ten
 years                                  1,386,267  1,444,009  100,532   107,421
Due after ten years                       944,275    960,954   53,520    55,967
                                       ---------- ---------- --------  --------
                                        3,282,121  3,438,122  233,232   247,298
Mortgage-backed securities              1,779,301  1,841,393  115,419   117,733
                                       ---------- ---------- --------  --------
  Total                                $5,061,422 $5,279,515 $348,651  $365,031
                                       ========== ========== ========  ========

   At December 31, 2001 and 2000, fixed maturity securities and short-term investments with a carrying value of $15,815,000 and $14,902,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2001 and 2000, no specific mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2001 and 2000. There were no provisions for credit losses or charge-offs in 2001, 2000 or 1999.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.


                                                         2001  2000  1999
                                                         ----- ----- ----
                                                          (In thousands)
Average impaired mortgage loans                          $ --  $   2 $  4
Interest income on impaired mortgage loans--contractual    --    --     4
Interest income on impaired mortgage loans--collected      --    --     4

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2001, there were no available tax increments, therefore no interest payments were received. As of December 31, 2001 and 2000, the Company has loaned HRA $14,581,000 and $14,523,000 respectively. The accrued interest on this loan contingency was $4,288,000 and $3,015,000, as of December 31, 2001 and 2000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2001      2000
                                     --------  --------
                                      (In thousands)
Direct installment loans             $115,233  $119,310
Retail installment notes               13,973    12,432
Retail revolving credit                   226       677
Accrued interest                        2,451     2,462
                                     --------  --------
  Gross receivables                   131,883   134,881
Allowance for uncollectible amounts    (5,846)   (6,336)
                                     --------  --------
    Finance receivables, net         $126,037  $128,545
                                     ========  ========

   The direct installment loans, at December 31, 2001 and 2000, consisted of $93,733,000 and $90,466,000, respectively, of discount basis loans (net of unearned finance charges) and $21,500,000 and $28,844,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $13,000,000 and $19,000,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Revolving credit loans included approximately $200,000 and $500,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2001 and 2000, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2001 and 2000, principal cash collections of direct installment loans were $55,176,000 and $60,800,000, respectively, and the percentages of these cash collections to average net balances were 48% and 52%, respectively. Retail installment notes' principal cash collections to average net balances were $20,667,000 and $15,470,000, respectively and the percentages of these cash collections to average net balances were 153% and 149%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2001 and 2000 was 4.4% and 4.7%, respectively.

  Changes in the allowance for losses for the periods ended December 31, were as follows:

                                         2001      2000      1999
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  6,336  $  7,728  $ 16,076
Provision for credit losses               6,924     6,244     5,434
Allowance applicable to bulk purchase        19       --        125
Charge-offs                             (10,302)  (10,523)  (16,712)
Recoveries                                2,869     2,887     2,805
                                       --------  --------  --------
Balance at end of year                 $  5,846  $  6,336  $  7,728
                                       ========  ========  ========

   At December 31, 2001, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2001 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2001          $1,515        65    $1,580
Related allowance for credit losses    $  514        11    $  525

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2001. The average quarterly balance of impaired loans during the years ended December 31, 2001 and 2000, was $1,685,000 and $3,544,000 for installment basis loans and $28,000 and $634,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2001.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                            2001      2000     1999
                           -------  --------  -------
                                (In thousands)
Computed tax expense       $31,253  $120,406  $87,139
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                  (7,606)   (4,696)  (3,127)
  Special tax on mutual
   life insurance compa-
   nies                        --     (5,235)  (9,568)
  Foundation gain             (580)     (568)    (538)
  Tax credits               (1,300)   (3,400)  (4,500)
  Expense adjustments and
   other                    (2,902)    2,790    4,327
                           -------  --------  -------
    Total tax expense      $18,865  $109,297  $73,733
                           =======  ========  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2001     2000
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $  7,152 $ 11,899
  Pension and post retirement benefits                  31,209   34,079
  Tax deferred policy acquisition costs                 94,828   90,600
  Deferred gain on individual disability coinsurance    20,726   22,152
  Net realized capital losses                           19,203   12,688
  Ceding commissions                                     4,244      --
  Other                                                 11,287   13,023
                                                      -------- --------
    Gross deferred tax assets                          188,649  184,441
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    189,421  198,195
  Premiums                                              15,094   14,525
  Real estate and property and equipment depreciation    6,561    6,478
  Basis difference on investments                       16,575   21,307
  Net unrealized capital gains                          65,875  129,327
  Other                                                  8,183    7,134
                                                      -------- --------
    Gross deferred tax liabilities                     301,709  376,966
                                                      -------- --------
      Net deferred tax liability                      $113,060 $192,525
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2001 and 2000 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

   Income taxes paid for the years ended December 31, 2001, 2000 and 1999, were $34,493,000, $132,744,000 and $59,905,000, respectively.

   During 2001 the Internal Revenue Service (IRS) began their audit of the Company's federal income tax returns for 2000, 1999 and 1998. As of December 31, 2001, there were no proposed adjustments affecting the Company. The Company believes that any adjustments, as a result of this examination, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2001      2000       1999
                                --------  ---------  --------
                                      (In thousands)
Balance at January 1            $480,650  $ 470,501  $435,079
  Less: reinsurance recoverable  404,357    121,395   108,918
                                --------  ---------  --------
Net balance at January 1          76,293    349,106   326,161
                                --------  ---------  --------
Incurred related to:
  Current year                    65,370     95,703    92,421
  Prior years                     (2,577)    11,761    19,435
                                --------  ---------  --------
Total incurred                    62,793    107,464   111,856
                                --------  ---------  --------
Paid related to:
  Current year                    25,925     28,968    25,084
  Prior years                     28,275     58,557    63,827
                                --------  ---------  --------
Total paid                        54,200     87,525    88,911
                                --------  ---------  --------
Individual disability transfer       --    (292,752)      --
                                --------  ---------  --------
Net balance at December 31        84,886     76,293   349,106
  Plus: reinsurance recoverable  433,323    404,357   121,395
                                --------  ---------  --------
Balance at December 31          $518,209  $ 480,650  $470,501
                                ========  =========  ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $2,577,000 in 2001 and increased by $11,761,000 and $19,435,000 in 2000 and 1999, respectively, which includes the amortization of discount on individual accident and health claim reserves of $430,000, $14,016,000, and $13,918,000 in 2001, 2000 and 1999, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)
   The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $210,342  $197,025  $ 31,552  $ 33,720
Service cost                               9,031     8,895     1,342     1,454
Interest cost                             16,222    15,058     2,357     2,314
Actuarial loss (gain)                     12,308    (4,229)    2,620    (3,987)
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $242,192  $210,342  $ 36,744  $ 31,552
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at beginning
 of year                                $167,171  $159,694  $    --   $    --
Actual return on plan assets             (12,241)    6,987       --        --
Employer contribution                      8,877     6,897     1,127     1,949
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Fair value of plan assets at end of
 year                                   $158,096  $167,171  $    --   $    --
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Funded status                           $(84,096) $(43,171) $(36,744) $(31,552)
Unrecognized net actuarial loss (gain)    46,488     8,004    (6,411)   (9,629)
Unrecognized prior service cost (bene-
 fit)                                      6,816     7,770    (1,446)   (1,959)
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(32,306) $(31,624) $(44,601) $(43,170)
Intangible asset                           1,514     4,227       --         30
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
Weighted average assumptions as of De-
 cember 31:
Discount rate                               7.25%     8.00%     7.25%     8.00%
Expected return on plan assets              8.25%     8.26%      --        --
Rate of compensation increase               5.43%     5.36%      --        --

   For measurement purposes, a 7.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2001      2000      1999     2001    2000    1999
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  9,031  $  8,895  $  8,272  $1,342  $1,454  $1,419
Interest cost               16,222    15,058    13,132   2,357   2,314   2,340
Expected return on plan
 assets                    (14,256)  (13,151)  (12,080)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       954    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   321       743       459    (597)   (448)   (195)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,272  $ 12,499  $ 10,737  $2,589  $2,807  $3,051
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $53,756,000, $40,746,000, and $21,129,000, respectively, as of December 31, 2001, and $50,689,000, $39,217,000 and
$19,772,000, respectively, as of December 31, 2000.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2001 by $6,988,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2001 by $805,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2001 by $5,494,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2001 by $620,000.

Profit Sharing Plans

   The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2001, 2000 and 1999 of $4,563,000, $8,794,000 and $6,003,000,
respectively. Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2001       2000      1999
                     ---------  --------  --------
                           (In thousands)
Direct premiums      $ 761,877  $697,933  $662,775
Reinsurance assumed    140,303   129,800   102,154
Reinsurance ceded     (108,823)  (66,282)  (67,130)
                     ---------  --------  --------
  Net premiums       $ 793,357  $761,451  $697,799
                     =========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   Reinsurance recoveries on ceded reinsurance contracts were $95,136,000, $73,484,000 and $71,922,000 during 2001, 2000 and 1999, respectively.

   On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2001 and 2000 was $4,074,000 and $1,018,000, respectively. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $54,489,000 and $9,828,000 during 2001 and 2000, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $552,790,000 and $531,487,000 at December 31, 2001 and 2000,
respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2001 and 2000, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2001 and 2000, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2001 and 2000 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                         2001                    2000
                                ----------------------- -----------------------
                                 Carrying      Fair      Carrying      Fair
                                  Amount       Value      Amount       Value
                                ----------- ----------- ----------- -----------
                                                (In thousands)
Fixed maturity securities:
  Available-for-sale            $ 5,279,515 $ 5,279,515 $ 4,623,058 $ 4,623,058
  Held-to-maturity                      --          --      860,632     886,315
Equity securities                   602,554     602,554     638,032     638,032
Fixed maturity securities on
 loan                               365,031     365,031         --          --
Equity securities on loan            48,280      48,280      72,372      72,372
Mortgage loans:
  Commercial                        738,749     761,004     664,818     679,245
  Residential                           --           --          35          36
Policy loans                        256,844     256,844     250,246     250,246
Short-term investments              621,907     621,907     216,230     216,230
Cash                                 32,589      32,589      67,951      67,951
Finance receivables, net            126,037     126,037     128,545     128,545
Private equity investments          263,928     263,928     464,303     464,303
Foreign currency exchange con-
 tract                                  --          --           84          84
Separate account assets           7,558,283   7,558,283   8,201,803   8,201,803
Other assets                         74,078      74,078         --          --
                                ----------- ----------- ----------- -----------
  Total financial assets        $15,967,795 $15,990,050 $16,188,109 $16,228,220
                                =========== =========== =========== ===========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                        2001                    2000
                               ----------------------- -----------------------
                                Carrying      Fair      Carrying      Fair
                                 Amount       Value      Amount       Value
                               ----------- ----------- ----------- -----------
                                               (In thousands)
Deferred annuities             $ 1,615,774 $ 1,611,178 $ 1,620,378 $ 1,612,386
Annuity certain contracts           60,187      60,769      61,513      61,515
Other fund deposits                956,147     957,461     895,854     891,581
Supplementary contracts with-
 out life contingencies             42,092      43,134      39,125      40,489
Notes payable                      159,000     162,341     185,000     188,025
Separate account liabilities     7,511,607   7,511,607   8,156,131   8,156,131
Securities lending collateral      424,406     424,406      77,124      77,124
                               ----------- ----------- ----------- -----------
  Total financial liabilities  $10,769,213 $10,770,896 $11,035,125 $11,027,251
                               =========== =========== =========== ===========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2001 and 2000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2001     2000
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.90%-8.77%, through
 2003                                                       34,000   60,000
                                                          -------- --------
  Total notes payable                                     $159,000 $185,000
                                                          ======== ========

   At December 31, 2001, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2002, $22,000,000; 2003, $12,000,000;
2004, $0; 2005, $0; 2006, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2001.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2001 and 2000, the outstanding balance of this line of credit was zero.

   Interest paid on debt for the years ended December 31, 2001, 2000 and 1999, was $17,115,000, $26,775,000 and $24,120,000, respectively.

(12) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities and deferred policy acquisition cost adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                               2001       2000       1999
                                             ---------  ---------  ---------
                                                    (In thousands)
Other comprehensive income (loss), before
 tax:
  Unrealized gains (loss) on securities      $(202,783) $ 346,347  $(162,242)
    Reclassification adjustment for gains
     (losses) included in
     net income                                 18,821   (147,416)   (74,170)
  Adjustment to unearned policy and contract
   fees                                          6,433        473    (16,385)
  Adjustment to deferred policy acquisition
   costs                                       (41,993)       414    119,128
                                             ---------  ---------  ---------
                                              (219,522)   199,818   (133,669)
  Income tax expense related to items of
   other comprehensive income                   75,386    (70,470)    48,131
                                             ---------  ---------  ---------
  Other comprehensive income (loss), net of
   tax                                       $(144,136) $ 129,348  $ (85,538)
                                             =========  =========  =========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling approximately $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $59,109,000. These dividends were in the form of cash, common stock and affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998 the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2001 statutory results, the maximum amount available for the payment of dividends during 2002 by Minnesota Life Insurance Company without prior regulatory approval is $107,591,000 after November 7, 2002.

(14) Legal Proceedings

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $39,654,000, $3,529,000 and $3,670,000 in 2001, 2000 and 1999, respectively.

(15) Commitments and Contingencies

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $97,800,000 and $135,600,000 as of December 31, 2001 and 2000, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equity investments and real estate investments totaling $160,474,000 as of December 31, 2001. The Company estimates that $53,000,000 of these commitments will be invested in 2002, with the remaining $107,474,000 invested over the next four years.

   As of December 31, 2001, the Company had committed to purchase bonds and mortgage loans totaling $86,684,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc., for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2002, $11,267,000; 2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006,
$11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2002, $676,000; 2003, $688,000; 2004, $726,000; 2005, $731,000; 2006, $605,000. Lease expense net of sub-lease income for the years ended December 31, 2001, 2000 and 1999 was $9,662,000, $2,491,000 and $0, respectively.

Minnesota Life Insurance Company and Subsidiaries

(15) Commitments and Contingencies (continued)

   At December 31, 2001, the Company had guaranteed the payment of $84,500,000 in policyholders dividends and discretionary amounts payable in 2002. The Company has pledged bonds, valued at $84,549,000 to secure this guarantee.

   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2001 and 2000 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,255,000 and $4,139,000 for the periods ending December 31, 2001 and 2000, respectively. These assets are being amortized over a five-year period.

   At December 31, 2001, the Company had guaranteed the payment of approximately $118,640,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

   Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $48,790,000.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data (continued)

   The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2001 results are codified, and 2000 and 1999 are prior to Codification):

                                                       Year ended December
                                                      ----------------------
                                                         2001        2000
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,075,907  $1,304,825
Adjustments:
  Deferred policy acquisition costs                      682,794     710,931
  Net unrealized investment gains                        217,864     125,511
  Statutory asset valuation reserve                      303,888     347,800
  Statutory interest maintenance reserve                   7,050      10,440
  Premiums and fees deferred or receivable               (51,572)    (54,505)
  Change in reserve basis                                113,646     111,657
  Deferred reinsurance gain                              (59,217)    (64,309)
  Separate accounts                                      (39,126)    (49,098)
  Unearned policy and contract fees                     (140,315)   (143,220)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (313,147)   (192,525)
  Pension benefit liabilities                             (6,815)    (45,673)
  Non-admitted assets                                    194,154      55,395
  Policyholders dividends                                 65,828      66,622
  Other                                                    6,365       8,281
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,932,304  $2,067,132
                                                      ==========  ==========

                                                As of December 31
                                            ---------------------------
                                             2001      2000      1999
                                            -------  --------  --------
                                                 (In thousands)
Statutory net income                        $47,505  $251,003  $167,957
Adjustments:
  Deferred policy acquisition costs          13,716    (5,203)   29,164
  Statutory interest maintenance reserve     (1,138)  (20,544)  (18,931)
  Premiums and fees deferred or receivable  (10,213)   (1,264)    3,686
  Change in reserve basis                    (2,180)    3,783     2,555
  Separate accounts                           9,971    15,762    (8,044)
  Deferred reinsurance gain                  (2,394)    1,018        --
  Unearned policy and contract fees          (1,845)    1,645    (8,696)
  Realized gains (losses)                     1,586   (11,747)    4,143
  Net deferred income taxes                   3,928     4,403     1,439
  Policyholders dividends                      (714)    4,354     1,620
  Pension benefits                           16,605    (7,952)     (590)
  Other                                      (4,399)     (538)      932
                                            -------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $70,428  $234,720  $175,235
                                            =======  ========  ========

(17) Subsequent Events

On February 11, 2002, the Company declared a dividend to Securian Financial Group totaling $10,000,000. The amount was subsequently paid in cash.

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

                       Summary of Investments--Other than
                         Investments in Related Parties

                               December 31, 2001

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Fixed maturity securities:
  United States government and
   government agencies and authorities $  203,806 $  268,686    $  268,686
  Foreign governments                       1,425      1,346         1,346
  Public utilities                        289,845    298,743       298,743
  Mortgage-backed securities            1,779,301  1,841,393     1,841,393
  All other corporate fixed maturity
   securities                           2,787,045  2,869,347     2,869,347
                                       ---------- ----------    ----------
      Total fixed maturity securities   5,061,422  5,279,515     5,279,515
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        6,363      6,336         6,336
    Banks, trusts and insurance compa-
     nies                                 107,177     97,529        97,529
    Industrial, miscellaneous and all
     other                                457,149    476,404       476,404
  Nonredeemable preferred stocks           24,227     22,285        22,285
                                       ---------- ----------    ----------
      Total equity securities             594,916    602,554       602,554
                                       ---------- ----------    ----------
Mortgage loans on real estate             740,249   xxxxxx         738,749
Real estate (2)                            11,925   xxxxxx          11,925
Policy loans                              256,844   xxxxxx         256,844
Other investments                         292,377   xxxxxx         292,377
Private equity investments                301,728   xxxxxx         263,928
Fixed maturity securities on loan         348,651   xxxxxx         365,031
Equity securities on loan                  39,575   xxxxxx          48,280
Short-term investments                    621,907   xxxxxx         621,907
                                       ---------- ----------    ----------
      Total                             2,613,256        --      2,599,041
                                       ---------- ----------    ----------
Total investments                      $8,269,594 $5,882,069    $8,481,110
                                       ========== ==========    ==========

-------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments.

                         See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III

                      Supplementary Insurance Information
                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2001:
 Life insurance     $498,233     $2,563,749    $171,174     $113,351
 Accident and
  health
  insurance           87,059        615,020      38,052       19,103
 Annuity              98,047      2,942,241          29        1,466
 Property and
 liability
 insurance               --              38         --           --
                    --------     ----------    --------     --------
                    $683,339     $6,121,048    $209,255     $133,920
                    ========     ==========    ========     ========
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
 health insurance     88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and
 liability
 insurance               --             154
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
 health insurance     80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and
 liability
 insurance               --             441
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income    expenses(5)      costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2001:
 Life insurance    $  918,901   $288,841    $  810,101     $136,512   $470,668
 Accident and
  health
  insurance           136,637     12,823        53,611       13,170    106,770
 Annuity               92,192    225,200       193,772       21,898     90,793
 Property and
 liability
 insurance                --         471           (19)         --         204      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,147,730   $527,335    $1,057,465     $171,580   $668,435    $ --
                   =========== ========== ============== ============ ========= ==========
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
 health insurance     175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and
 liability
 insurance                --         500           143                     319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
 health insurance     170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and
 liability
 insurance                (14)       491           323                     743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

                  Years ended December 31, 2001, 2000 and 1999

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2001:
 Life insurance in force $233,303,591 $28,244,100 $63,354,138 $268,413,629     23.6%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    530,352 $    30,128 $   138,774 $    638,998     21.7%
  Accident and health
   insurance                  208,520      78,212       1,047      131,355      0.8%
  Annuity                      23,004         --          --        23,004      --
  Property and liability
   insurance                        1         483         482          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    761,877 $   108,823 $   140,303 $    793,357     17.7%
                         ============ =========== =========== ============
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661     19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850     21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428      0.5%
  Annuity                      21,173         --          --        21,173      --
  Property and liability
   insurance                      273       7,854       7,581          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451     17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951     19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981     16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270      0.8%
  Annuity                      22,562         --          --        22,562      --
  Property and liability
   insurance                      591      17,797      17,192          (14)     n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799     14.6%
                         ============ =========== =========== ============

                       See independent auditors' report.

                                  APPENDIX A

                       CALCULATION OF ACCUMULATION UNIT VALUES

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of Variable Fund D Growth Sub-Account on the immediately preceding valuation period was $6.499041. Assume the following about the Series Fund Growth Portfolio: (a) the net asset value per share of the Growth Portfolio was $1.394438 at the end of the current valuation period; (2) the Growth Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Growth Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.0033086 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Growth Sub-Account expenses from the gross investment rate. Total Growth Sub-Account expenses of ..0000162 is equal to .0000315 for mortality and risk expense (the daily equivalent of .795% assuming 252 valuation dates per year) less .0000093 for the investment management fee reimbursement (the daily equivalent of .235% assuming 252 valuation dates per year) less .0000060 for the other expense reimbursement (the daily equivalent of .150% assuming 252 valuation dates per year). The net investment rate equals 1.0032924 (1.0033086 minus .0000162).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($6.499041) multiplied by the net investment factor for the current valuation period (1.003294), which produces $6.520438.

CALCULATION OF ANNUITY UNIT VALUES AND VARIABLE ANNUITY PAYMENT

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than ten years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696.

Multiplying this ratio by .997137 to neutralize the assumed investment rate of 3.5% per annum already taken into account in determining annuity units as described above, produces a result of 1.005808. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.106390.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.106390), which produces a second monthly annuity payment of $227.99.

                                      PART C

                                OTHER INFORMATION

                               Variable Fund D


                  Cross Reference Sheet to Other Information


Form N-4

Item Number

   24.         Financial Statements and Exhibits

   25.         Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.         Number of Contract Owners

   28.         Indemnification

   29.         Principal Underwriters

   30.         Location of Accounts and Records

   31.         Management Services

   32.         Undertakings

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) Audited Financial Statements of Variable Fund D and Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

         1.   Independent Auditors' Report - Variable Fund D

         2. Statements of Assets and Liabilities - Variable Fund D, December 31, 2001.

         3. Statements of Operations - Variable Fund D, year ended December 31, 2001.

         4. Statements of Changes in Net Assets for the fiscal years ended December 31, 2001 and 2000.



         5.   Notes to Financial Statements - Variable Fund D



         6. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001, and 2000.

         7. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001 and 2000.

         8. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.

         9. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.

         10. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended
              December 31, 2001, 2000 and 1999.

         11. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001 and 2000.

         12. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2001.

         13. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001 and 2000.

         14. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2001, 2000 and 1999.

    (b) Exhibits


         1. The Resolution of The Minnesota Mutual Life Insurance Company's Board of Trustees establishing Minnesota Mutual Variable Fund D previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

         2. Not applicable.

         3. Distribution Agreement dated July 10, 1990 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

         4. (a) The specimen copy of the Flexible Payment Deferred Variable Annuity Contract, form number 83-9053 Rev. 5-84 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

            (b) The specimen copy of the Single Payment Deferred Variable
                Annuity Contact, form number 83-9054 Rev. 5-84 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

            (c) The specimen copy of the HR 10 Agreement, form number 83-9057 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.


            (d) The specimen copy of the Tax-Sheltered Annuity Amendment, form number MHC-88-9213 previously filed as Exhibit 24(4)(e) to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (e) Endorsement 90-9243, to be used with Flexible Payment Deferred
                Variable Annuity Contract, form 83-9053 Rev. 5-84 and Single Payment Deferred Variable Annuity Contract, form 83-9054 Rev. 5-84 previously filed as Exhibit 24(4)(f) to Registrant's
                Form N-4, File Number 2-89208, Post-Effective Amendment
                Number 15, is hereby incorporated by reference.

            (f) Individual Retirement Annuity (IRA) Agreement, SEP,
                Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed as Exhibit 24(4)(g) to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (g) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed as Exhibit 24(4)(h) to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 17, is hereby incorporated by reference.

         5. Application, form number 83-9056 Rev. 3-87 previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 15, is hereby incorporated by reference.

         6. (a) The Restated Certificate of Incorporation previously filed as this Exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 17, is hereby incorporated by reference.

            (b) The Bylaws of Minnesota Life Insurance Company previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post-Effective Amendment Number 20, is hereby incorporated by reference.

         7. Not applicable.

         8. The Agreement and Plan of Reorganization previously filed as this exhibit to Registrant's Form N-4, File Number 2-89208, Post Effective Amendment Number 15, is hereby incorporated by reference.

         9. Opinion and Consent of Donald F. Gruber, Esq.

        10. (a) Consent of KPMG LLP.

            (b) Minnesota Life Insurance Company.
                Power of Attorney to Sign Registration Statement.

        11. Not applicable.

        12. Not applicable.




ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices                      Positions and Offices
Business Address                   with Insurance Company                        with Registrant
----------------                   ----------------------                        ---------------
Anthony L. Andersen                Director                                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114

Richard H. Anderson                Director                                      None
Northwest Airlines, Inc.
5101 Northwest Drive
St. Paul, MN 55111

John F. Bruder                     Senior Vice President                         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell                  Senior Vice President                         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer                 Director                                      None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad                  Director and Executive Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson                   Senior Vice President                         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Reatha C. King Ph.D.               Director                                      None
General Mills Foundation
Number One General Mills Blvd
Minneapolis, MN 55426-1348

Dennis E. Prohofsky                Director, Executive Vice                      None
Minnesota Life Insurance           President, General Counsel
 Company                           and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler                  Chairman, President and                       None
Minnesota Life Insurance           Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon                 Director                                      None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong                  Senior Vice President                         None
Minnesota Life Insurance           and Chief Financial
 Company                           Officer
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                   Executive Vice President                      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff                Director, Senior Vice                         None
Minnesota Life Insurance           President and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

          Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

          Securian Financial Group, Inc. (Delaware)
          Capitol City Property Management, Inc.
          Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

          Securian Ventures, Inc.
          Minnesota Life Insurance Company
          Securian Financial Network, Inc.
          Advantus Capital Management, Inc.
          Securian Financial Services, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

          HomePlus Insurance Company
          Northstar Life Insurance Company (New York)
          The Ministers Life Insurance Company
          Personal Finance Company (Delaware)
          Enterprise Holding Corporation

Wholly-owned subsidiaries of Securian Financial Services, Inc.:

          MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
          Securian Insurance Agency of Nevada, Inc. (Nevada)
          Securian Insurance Agency of Oklahoma, Inc. (Oklahoma)
          Worthmark Financial Services, LLC (Delaware)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

          Financial Ink Corporation
          Oakleaf Service Corporation
          Concepts in Marketing Research Corporation
          Lafayette Litho, Inc.
          DataPlan Securities, Inc. (Ohio)
          MIMLIC Imperial Corporation
          MIMLIC Funding, Inc.
          MCM Funding 1997-1, Inc.
          MCM Funding 1998-1, Inc.
          Ministers Life Resources, Inc.


Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

          Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

          C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

          MIMLIC Insurance Company (Arizona)
          Advantus Cornerstone Fund, Inc.
          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.
          Advantus Venture Fund, Inc.
          Advantus Real Estate Securities Fund, Inc.



Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

          Advantus Money Market Fund, Inc.
          Advantus Horizon Fund, Inc.
          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.
          Advantus Bond Fund, Inc.
          Advantus Index 500 Fund, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network, Inc. (Texas)

Majority-owned subsidiary of Securian Financial Services, Inc.:
  MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 27, 2002, the number of holders of securities for this Registration Statement were as follows:

                                                 Number of Record
                  Title of Class                      Holders
                  --------------                 ----------------

             Variable Annuity Contracts                 238

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute, found at Minnesota Statutes 300.083, as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or; (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.


The Bylaws of Minnesota Life Insurance Company expressly reaffirm the Company's intention to extend the statutory indemnification with respect to officers and directors who serve on outside activities such as the Variable Fund Committee. The Company has extended this same protection to outside members of the Variable Fund Committee, a power specifically granted to domestic life insurance companies by the statutory provision.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Fund D pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Fund D have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Fund D of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) The principal underwriter is Securian Financial Services, Inc. Securian Financial Services, Inc. is also the principal underwriter for eleven mutual funds Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc. and Advantus Real Estate Securities Fund, Inc. and for four additional separate accounts of Minnesota Life Insurance Company, all of which offer annual contracts and life insurance policies on a variable basis.

    (b) Directors and officers of the Underwriter.


                                DIRECTORS AND OFFICERS

                                   Positions and                 Positions and
Name and Principal                 Offices                       Offices
Business Address                   with Underwriter              with Registrant
------------------                 ----------------              ---------------
Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Securian Financial Services, Inc.  Executive Officer
400 Robert Street North            and Director
St. Paul, Minnesota 55101

Margaret Milosevich                Vice President, Chief         Assistant
Securian Financial Services, Inc.  Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Loyall E. Wilson                   Vice President and            None
Securian Financial Services, Inc.  Chief Compliance Officer
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Securian Financial Services, Inc.  and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101

         (c) All commission and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of         Net Underwriting   Compensation on
 Principal         Discounts and      Redemption or     Brokerage       Other
Underwriter         Commissions       Annuitization    Commissions   Compensation
-----------       ----------------   ---------------   -----------   ------------
Securian Financial
 Services, Inc.         9,140

Amounts paid by Minnesota Life for payment to the underwriter for 1997 includes payments made by it on behalf of the underwriter as a ministerial service pursuant to the principles described in Release No. 34-8389 (September 13, 1968).


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.


ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

    (a) The Undertaking made as Item 37(b) to Registrant's Form N-3, File Number 2-89208, Post-Effective Amendment Number 3, is hereby incorporated by reference.

    (b) The Undertaking made as Item 37(c) to Registrant's Form N-3, File Number 2-89208, Post-Effective Amendment Number 3, is hereby incorporated by reference.

    (c) The undertaking made as Item 37(d) to Registrant's Form N-3, File Number 2-89208, Post-Effective Amendment Number 3, is hereby incorporated by reference.


    (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity policies which are the subject of this Registration Statement, File No. 2-89208, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the service rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life
        Insurance Company.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 24th day of April, 2002.

                                        VARIABLE FUND D
                                        (Registrant)

                                        By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)


                                        By
                                           -------------------------------------
                                                     Robert L. Senkler
                                               Chairman of the Board, President
                                                  and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 24th day of April, 2002.

                                        MINNESOTA LIFE INSURANCE COMPANY

                                        By
                                           -------------------------------------
                                                     Robert L. Senkler
                                               Chairman of the Board, President
                                                  and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

          Signature                Title                         Date
          ---------                -----                         ----
---------------------------        Chairman, President and       April 24, 2002
Robert L. Senkler                  Chief Executive Officer

*
---------------------------        Director
Anthony L. Andersen

*
---------------------------        Director
Richard H. Anderson

*
---------------------------        Director
John F. Grundhofer


---------------------------        Director
Robert E. Hunstad

*
---------------------------        Director
Reatha C. King Ph.D.

*
---------------------------        Director
Dennis E. Prohofsky

*
---------------------------        Director
Michael E. Shannon

*
---------------------------        Director
William N. Westhoff


---------------------------        Senior Vice President         April 24, 2002
Gregory S. Strong                  (chief financial officer)


---------------------------        Senior Vice President         April 24, 2002
Gregory S. Strong                  (chief accounting officer)


---------------------------        Senior Vice President and     April 24, 2002
William N. Westhoff                Treasurer (treasurer)


---------------------------        Director and                  April 24, 2002
Dennis E. Prohofsky                Attorney-in-Fact


* Pursuant to power of attorney dated April 8, 2002, a copy of which is filed herewith.

                                    EXHIBIT INDEX

Exhibit Number      Description of Exhibit
--------------      ----------------------
          9.             Opinion and Consent of Donald F. Gruber, Esq.

         10.        (a)  Consent of KPMG LLP

         10.        (b)  Minnesota Life Insurance Company Power of Attorney to
                         Sign Registration Statement